UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 01/31/2011

Item 1 – Report to Stockholders

January 31, 2011

Semi-Annual Report (Unaudited)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock Investment Quality Municipal Income Trust (RFA)

BlackRock Municipal Income Investment Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

BlackRock New York Municipal Income Trust (BNY)

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Dear Shareholder

Economic data fluctuated widely throughout 2010, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. The sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge to global growth, but overall levels of uncertainty are gradually declining as the United States and the world economy are progressing from a stimulus-driven recovery into a consumption-driven expansion.

In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy. It is important to note that we are in the midst of the first global economic recovery that is being led by emerging economies, and the United States has only just begun its transition to a self-sustaining expansion, suggesting that economic improvements still have a way to go.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Stocks continued their advance through most of January until the political unrest in Egypt and widespread discord across the Middle East caused a sharp, but temporary decline at the end of the period. US stocks outpaced most international markets over the 12-month period. Small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing prices downward) through year end and into the New Year. However, on a 12-month basis, yields were lower overall and fixed income markets performed well. Conversely, the tax-exempt municipal market was dealt an additional blow as it became evident that the Build America Bond program would expire at the end of 2010. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and sparked additional volatility in the municipal market. These conditions began to moderate as the period came to a close and the market has shown signs of improvement in supply-and-demand technicals.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of January 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.93%	22.19%

US small cap equities (Russell 2000 Index)	20.75	31.36

International equities (MSCI Europe, Australasia, Far East Index)	16.10	15.38

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.25)	5.25

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.20	5.06

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(2.84)	1.10

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.65	15.96

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

As of January 31, 2011

The municipal market began the period with a strong tone as rates fell (and prices rose) along with those of US Treasuries. However, the cliché of the “perfect storm” of negative events all conspired in the final months of 2010, leading to the worst quarterly performance for the municipal market since the tightening cycle of 1994. Treasury yields lost their support as concerns about the US deficit raised questions over the willingness of foreign investors to continue to purchase Treasury securities, at least at the previous historically low yields. Municipal valuations also suffered a quick and severe setback as it became evident that the Build America Bond (“BAB”) program would expire at year-end. The program had opened the taxable market to municipal issuers, which had successfully alleviated supply pressure in the traditional tax-exempt marketplace, bringing down yields in that space.

The financial media has been replete with interviews, articles and presentations advertising the stress experienced in municipal finance, resulting in a loss of confidence among retail investors who buy individual bonds or mutual funds. From the middle of November through year-end, funds specializing in tax-exempt bonds witnessed weekly outflows averaging over $2.5 billion. Long-term and high-yield funds saw the greatest redemptions, followed by state-specific funds to a lesser but still significant degree. Demand usually is strong at the beginning of the new year against a backdrop of low new-issue supply, but the mutual fund outflows continued in January, putting additional upward pressure on municipal yields. Political uncertainty surrounding the midterm elections and the approach taken by the new Congress on issues such as income tax rates and alternative minimum tax (and the previously mentioned BAB non-extension) exacerbated the situation. All these conditions, combined with the seasonal illiquidity surrounding year-end holidays and dealers closing their fiscal books, sapped willing market participation from the trading community.

As demand for municipal securities from traditional retail investors was declining and trading desk liquidity was being curtailed, there was no comparable reduction in supply. As it became evident that the BAB program would be retired, issuers rushed deals to market both in the taxable municipal space and, to a lesser degree, in the traditional tax-exempt space. This imbalance in the supply/demand technicals provided the classic market action, leading to wider quality spreads and higher bond yields. The municipal curve steepened as the issuance was concentrated in longer (greater than 20-year) maturities. Curve steepening that began in October accelerated in November, spurred on by Treasury weakness, heavy supply and record outflows. As measured by Thomson Municipal Market Data, AAA-rated municipals rose nearly 82 basis points (“bps”) for maturities 25 years and longer from July 31, 2010, to January 31, 2011. The spread between two-year and 30-year maturities widened from 360 bps to 406 bps over the period.

The fundamental picture for municipalities will be subject to scrutiny for months to come, as the challenges to state and local budgets are real and need to be addressed with significant cuts to expenses and tax revenue increases. The debates around austerity measures needed to succeed in balancing these budgets are not over whether action needs to be taken, but over degree, approach and political will to accomplish these needs. The attention shone upon municipal finance has the potential to improve this market for the future if these efforts result in greater means toward disclosure and accuracy (and timeliness) of reporting. Early tests to judge progress will come soon as California, Illinois and Puerto Rico need to take austerity measures and access financing in the municipal market to address relatively immediate fiscal imbalances. BlackRock favors a more constructive outlook for the municipal market heading into 2011 as the typical, and this year particularly atypical, weakness passes.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Trust Summary as of January 31, 2011	BlackRock California Municipal Income Trust

Trust Overview

BlackRock California Municipal Income Trust’s (BFZ) (the “Trust”) investment objective is to provide current income exempt from regular US federal income and California income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations that are investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (9.48)% based on market price and (8.55)% based on net asset value (“NAV”). For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (9.24)% based on market price and (8.09)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. A generally negative municipal market environment hindered Trust performance. Some widening of credit spreads, especially among California school districts and health care credits, detracted from Trust performance, as did a relatively long duration posture given the rising interest rate environment of the period. Conversely, the Trust maintained a low average cash reserve level, which benefited total return by delivering a competitive level of income accrual relative to the Lipper peer group. Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. In addition, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BFZ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2011 ($12.44)[1]	7.30%
Tax Equivalent Yield[2]	11.23%
Current Monthly Distribution per Common Share[3]	$0.0757
Current Annualized Distribution per Common Share[3]	$0.9084
Leverage as of January 31, 2011[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$12.44	$14.21	(12.46)%	$14.99	$12.02
Net Asset Value	$12.63	$14.28	(11.55)%	$14.88	$12.17

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

County/City/Special District/School District	39%	37%
Utilities	29	27
Health	11	9
Education	8	10
Transportation	6	6
State	5	7
Housing	2	3
Corporate	—	1

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	11%	24%
AA/Aa	65	46
A	23	26
BBB/Baa	1	3
Not Rated	—	1 [6]

[5]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2010, the market value of these securities was $5,717,100, representing 1% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	5

Trust Summary as of January 31, 2011	BlackRock Florida Municipal 2020 Term Trust

Trust Overview

BlackRock Florida Municipal 2020 Term Trust’s (BFO) (the “Trust”) investment objectives are to provide current income exempt from regular federal income tax and Florida intangible personal property tax and to return $15.00 per Common Share (the initial offering price per share) to holders of Common Shares on or about December 31, 2020. The Trust seeks to achieve its investment objectives by investing at least 80% of its assets in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Florida intangible personal property tax. The Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust actively manages the maturity of its bonds to seek to have a dollar weighted average effective maturity approximately equal to the Trust’s maturity date. The Trust may invest directly in such securities or synthetically through the use of derivatives. Effective January 1, 2007, the Florida intangible personal property tax was repealed.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (2.13)% based on market price and (3.53)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (8.40)% based on market price and (5.41)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s performance was aided by exposure to pre-refunded bonds and escrow bonds due to their shorter maturities, which was a benefit in the rising interest rate environment of the period. Conversely, the Trust’s holdings in the health care sector hindered performance as health care underperformed the general municipal market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BFO
Initial Offering Date	September 30, 2003
Termination Date (on or about)	December 31, 2020
Yield on Closing Market Price as of January 31, 2011 ($13.67)[1]	4.92%
Tax Equivalent Yield[2]	7.57%
Current Monthly Distribution per Common Share[3]	$0.056
Current Annualized Distribution per Common Share[3]	$0.672
Leverage as of January 31, 2011[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$13.67	$14.30	(4.41)%	$14.87	$13.01
Net Asset Value	$14.05	$14.91	(5.77)%	$15.40	$13.86

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

County/City/Special District/School District	45%	45%
Utilities	19	20
Health	12	12
State	11	10
Corporate	7	7
Housing	3	3
Transportation	2	2
Education	1	1

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	9%	32%
AA/Aa	43	19
A	17	23
BBB/Baa	13	7
Not Rated[6]	18	19

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $15,832,064, representing 13% and $13,590,604, representing 11%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Trust Summary as of January 31, 2011	BlackRock Investment Quality Municipal Income Trust

Trust Overview

BlackRock Investment Quality Municipal Income Trust’s (RFA) (the “Trust”) investment objective is to provide high current income exempt from regular federal income tax and to provide an exemption from Florida intangible personal property taxes consistent with preservation of capital. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Florida intangible personal property tax. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds rated investment grade at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, the Board approved an amended policy in September 2008 allowing the Trust the flexibility to invest in municipal obligations regardless of geographical location.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (9.83)% based on market price and (8.23)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (8.46)% based on market price and (6.45)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Additionally, the Trust’s holdings in the health care and transportation sectors hindered performance as both sectors underperformed the general municipal market. Conversely, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. In addition, the Trust benefited from exposure to the housing sector, which was one of the market’s better performers. Finally, the Trust’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RFA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2011 ($10.97)[1]	7.66%
Tax Equivalent Yield[2]	11.78%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Leverage as of January 31, 2011[4]	43%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$10.97	$12.60	(12.94)%	$13.20	$10.40
Net Asset Value	$10.89	$12.29	(11.39)%	$12.76	$10.54

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

Utilities	20%	19%
Health	19	17
County/City/Special District/School District	18	19
Transportation	17	19
State	10	10
Education	7	7
Housing	6	6
Corporate	2	2
Tobacco	1	1

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	8%	16%
AA/Aa	61	57
A	22	22
BBB/Baa	7	4
BB/Ba	1	—
Not Rated	1 [6]	1

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011, the market value of these securities was $41,994, representing 0% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	7

Trust Summary as of January 31, 2011	BlackRock Municipal Income Investment Trust

Trust Overview

BlackRock Municipal Income Investment Trust’s (BBF) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Florida intangible personal property tax. The Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, the Board approved an amended policy in September 2008 allowing the Trust the flexibility to invest in municipal obligations regardless of geographical location.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (11.27)% based on market price and (8.51)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (8.46)% based on market price and (6.45)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Additionally, the Trust’s holdings in the health care and transportation sectors hindered performance as both sectors underperformed the general municipal market. Conversely, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. In addition, the Trust benefited from exposure to the housing sector, which was one of the market’s better performers. Finally, the Trust’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BBF
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2011 ($11.93)[1]	7.58%
Tax Equivalent Yield[2]	11.66%
Current Monthly Distribution per Common Share[3]	$0.075375
Current Annualized Distribution per Common Share[3]	$0.904500
Leverage as of January 31, 2011[4]	44%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$11.93	$13.90	(14.17)%	$14.60	$11.13
Net Asset Value	$12.31	$13.91	(11.50)%	$14.47	$11.82

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

Health	24%	24%
County/City/Special District/School District	21	19
Utilities	20	20
Transportation	16	17
State	9	9
Education	7	9
Corporate	1	1
Housing	1	1
Tobacco	1	—

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	7%	11%
AA/Aa	61	58
A	23	25
BBB/Baa	7	4
BB/Ba	1	—
Not Rated	1	2

[5]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Trust Summary as of January 31, 2011	BlackRock New Jersey Investment Quality Municipal Trust Inc.

Trust Overview

BlackRock New Jersey Investment Quality Municipal Trust Inc.’s (RNJ) (the “Trust”) investment objective is to provide high current income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of investment grade New Jersey municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey gross income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in securities rated investment grade at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (7.61)% based on market price and (6.05)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (9.78)% based on market price and (6.43)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Conversely, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. In addition, the Trust benefited from exposure to the housing sector, which was one of the market’s better performers. Finally, the Trust’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RNJ
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2011 ($11.60)[1]	6.78%
Tax Equivalent Yield[2]	10.43%
Current Monthly Distribution per Common Share[3]	$0.0655
Current Annualized Distribution per Common Share[3]	$0.7860
Leverage as of January 31, 2011[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$11.60	$12.96	(10.49)%	$14.39	$10.97
Net Asset Value	$11.44	$12.57	(8.99)%	$13.01	$11.09

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

State	20%	18%
Transportation	18	14
Education	15	15
County/City/Special District/School District	15	8
Health	11	16
Corporate	10	10
Housing	9	11
Utilities	2	7
Tobacco	—	1

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	—	12%
AA/Aa	51%	28
A	29	27
BBB/Baa	10	21
BB/Ba	—	3
B	5	4
Not Rated[6]	5	5

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $464,130, representing 3% and $500,505, representing 3%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	9

Trust Summary as of January 31, 2011	BlackRock New Jersey Municipal Income Trust

Trust Overview

BlackRock New Jersey Municipal Income Trust’s (BNJ) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey gross income taxes. The Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (7.77)% based on market price and (5.67)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (9.78)% based on market price and (6.43)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Conversely, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. In addition, the Trust benefited from exposure to the housing sector, which was one of the market’s better performers. Finally, the Trust’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BNJ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2011 ($13.22)[1]	7.18%
Tax Equivalent Yield[2]	11.05%
Current Monthly Distribution per Common Share[3]	$0.0791
Current Annualized Distribution per Common Share[3]	$0.9492
Leverage as of January 31, 2011[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$13.22	$14.82	(10.80)%	$16.02	$12.50
Net Asset Value	$13.12	$14.38	(8.76)%	$14.86	$12.72

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

State	23%	23%
Health	16	18
Transportation	16	13
Housing	14	19
County/City/Special District/School District	13	9
Education	9	8
Corporate	7	7
Utilities	2	2
Tobacco	—	1

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	10%	25%
AA/Aa	42	25
A	25	28
BBB/Baa	9	11
BB/Ba	5	2
B	3	3
Not Rated[6]	6	6

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $4,914,099 representing 3% and $4,086,005, representing 2%, respectively, of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Trust Summary as of January 31, 2011	BlackRock New York Investment Quality Municipal Trust Inc.

Trust Overview

BlackRock New York Investment Quality Municipal Trust Inc.’s (RNY) (the “Trust”) investment objective is to provide high current income exempt from regular federal, New York State and New York City income tax consistent with the preservation of capital. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in securities rated investment grade at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (9.46)% based on market price and (6.23)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (6.95)% based on market price and (5.68)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s long duration bias was a significant detractor from performance in the rising interest rate environment of the period. A generally negative municipal market also hindered Trust performance, as did the Trust’s lack of exposure to the pre-refunded sector that led the municipal market. Similarly, the Trust’s exposure to the transportation sector detracted, as it was one of the poorest performers. Finally, the Trust’s large weighting in bonds with maturities greater than 25 years hurt performance as the long end of the municipal yield curve steepened. On the positive side, the Trust delivered an above-average yield relative to its Lipper category. In addition, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	RNY
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2011 ($12.90)[1]	6.79%
Tax Equivalent Yield[2]	10.45%
Current Monthly Distribution per Common Share[3]	$0.073
Current Annualized Distribution per Common Share[3]	$0.876
Leverage as of January 31, 2011[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$12.90	$14.70	(12.24)%	$15.05	$12.57
Net Asset Value	$12.86	$14.15	(9.12)%	$14.66	$12.37

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

County/City/Special District/School District	27%	28%
Utilities	16	16
Corporate	12	12
Education	12	12
Health	12	10
State	8	10
Housing	7	7
Transportation	4	3
Tobacco	2	2

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	20%	24%
AA/Aa	24	19
A	29	38
BBB/Baa	15	6
BB/Ba	3	4
B	4	7
Not Rated	5	2

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	11

Trust Summary as of January 31, 2011	BlackRock New York Municipal Income Trust

Trust Overview

BlackRock New York Municipal Income Trust’s (BNY) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. The Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended January 31, 2011, the Trust returned (5.27)% based on market price and (5.72)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (6.95)% based on market price and (5.68)% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. A generally negative municipal market hindered Trust performance, and the Trust’s long duration bias was a significant detractor in the rising interest rate environment of the period. Additionally, the Trust’s exposure to the transportation sector detracted, as it was one of the market’s poorest performers. Finally, the Trust’s large weighting in bonds with maturities greater than 25 years hurt performance as the long end of the municipal yield curve steepened. On the positive side, the Trust benefited from an above-average yield relative to its Lipper category, as well as low exposure to below-investment-grade bonds. In addition, the Trust’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Finally, the Trust benefited from exposure to the pre-refunded and housing sectors, which were two of the market’s better performers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2011 ($13.82)[1]	7.16%
Tax Equivalent Yield[2]	11.02%
Current Monthly Distribution per Common Share[3]	$0.0825
Current Annualized Distribution per Common Share[3]	$0.9900
Leverage as of January 31, 2011[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low

Market Price	$13.82	$15.11	(8.54)%	$15.74	$12.97
Net Asset Value	$12.99	$14.27	(8.97)%	$14.67	$12.53

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/11	7/31/10

Education	17%	15%
County/City/Special District/School District	17	16
Transportation	15	14
Corporate	12	12
Utilities	11	12
Housing	10	14
State	8	8
Tobacco	5	5
Health	5	4

Credit Quality Allocations[5]

	1/31/11	7/31/10

AAA/Aaa	18%	23%
AA/Aa	26	19
A	28	29
BBB/Baa	17	16
BB/Ba	2	3
B	3	6
Not Rated[6]	6	4

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $2,225,175, representing 1% and $2,474,600, representing 1%, respectively, of the Trust’s long-term investments.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2011

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their common shares of beneficial interest (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To leverage, all the Trusts issue preferred shares (“Preferred Shares”), which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s holders of Common Shares (“Common Shareholders”) will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rate whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of TOBs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Trusts and Common Shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2011, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BFZ	44%
BFO	38%
RFA	43%
BBF	44%
RNJ	38%
BNJ	38%
RNY	38%
BNY	39%

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	13

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 106.5%

Corporate — 0.3%
City of Chula Vista California, RB, San Diego Gas, Series D, AMT (AMBAC), 5.00%, 12/01/27	$330	$319,753
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	680	696,803

		1,016,556

County/City/Special District/ School District — 41.8%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	8,917,020
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	8,440	8,776,587
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	400	412,948
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	2,890,620
City & County of San Francisco California, COP, Refunding, Series A, 5.00%, 10/01/31	7,730	7,147,854
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,100,960
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,035,060
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,386,025
La Quinta Redevelopment Agency, Tax Allocation Bonds, Redevelopment Project Area Number 1 (AMBAC), 5.13%, 9/01/32	1,000	866,890
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,246,769
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,125	5,207,820
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	10,280	9,646,341
Election of 2008, Series C, 5.25%, 8/01/39	3,500	3,312,295
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	4,975	4,957,090
Modesto Irrigation District, COP, Capital Improvements:
Series A, 5.75%, 10/01/29	3,000	3,042,630
Series A, 5.75%, 10/01/34	155	157,407
Series B, 5.50%, 7/01/35	5,700	5,420,814
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	1,000	1,011,320

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	$6,000	$5,931,360
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	3,600	3,497,112
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,004,420
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	5,500	5,506,105
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,024,500
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	6,300	5,868,009
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District (BHAC), 5.63%, 10/01/37	100	103,353
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,508,175
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,500	6,287,515
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	5,483,760
San Leandro Unified School District California, GO, Election of 2006, Series B (AGM), 6.25%, 8/01/29	1,125	1,196,876
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,205	6,258,053
5.13%, 8/01/33	10,000	9,421,000
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	21,000	19,955,880
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,036,640
7.00%, 9/01/36	1,700	1,787,040
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,352,128
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,159,120
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	8,296,917

		168,214,413

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
VHA	Veterans Health Administration

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Education — 1.6%
University of California, RB:
Limited Project, Series D (NPFGC), 5.00%, 5/15/41	$2,600	$2,536,586
Series O, 5.38%, 5/15/34	460	470,612
University of California, Refunding RB:
General, Series A (AMBAC), 5.00%, 5/15/33	2,215	2,136,944
Series S, 5.00%, 5/15/40	1,250	1,183,775

		6,327,917

Health — 19.0%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,000	3,005,100
6.25%, 8/01/39	3,250	3,224,358
Series A, 6.00%, 8/01/30 (a)	2,250	2,157,795
California Health Facilities Financing Authority, RB:
Adventist Health System-West, Series A, 5.75%, 9/01/39	6,000	5,557,320
Catholic Healthcare West, Series J, 5.63%, 7/01/32	1,675	1,595,856
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	2,500	2,466,300
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,400	4,402,596
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,006,810
Providence Health & Services, Series C, 6.50%, 10/01/38	1,465	1,569,689
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,625	1,595,896
Sutter Health, Series B, 6.00%, 8/15/42 (a)	2,800	2,749,376
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	15,260	14,184,475
California Statewide Communities Development Authority, RB, Series A:
Health Facility, Memorial Health Services, 5.50%, 10/01/33	7,000	6,990,410
Kaiser Permanente, 5.50%, 11/01/32	11,060	10,141,025
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	3,000	2,835,720
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,010	4,728,338
Cottage Health Obligation Group, 5.25%, 11/01/30	1,650	1,511,334
City of Torrance California, RB, Torrance Memorial Medical Center, Series A, 5.00%, 9/01/40	5,500	4,603,555

		76,325,953

Housing — 1.0%
California Statewide Communities Development Authority, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 3, Westgate Courtyards Apartments, Mandatory Put Bonds, AMT, 5.80%, 11/01/34 (b)	2,200	2,068,748
City of Los Angeles, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 5, San Lucas Apartments, AMT, 5.95%, 11/01/34 (b)	2,055	1,900,279

		3,969,027

State — 9.1%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	9,239,490
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,475	2,517,817

Municipal Bonds	Par (000)	Value

California (concluded)

State (concluded)
State of California, GO, Various Purpose:
6.50%, 4/01/33	$20,500	$21,680,185
6.00%, 3/01/33	3,070	3,123,541

		36,561,033

Transportation — 7.5%
Bay Area Toll Authority, RB, San Francisco Bay Area, 5.00%, 10/01/34	3,175	2,872,677
County of Orange California, RB, Series B, 5.75%, 7/01/34	8,000	8,276,720
County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,850	1,839,640
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	5,377,261
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	5,300	5,037,173
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	6,948,180

		30,351,651

Utilities — 26.2%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	5,500	5,670,170
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	5,475	5,394,298
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/28	2,000	1,958,600
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series D, 5.88%, 1/01/34	1,000	1,024,710
Series E, 5.88%, 1/01/34	6,500	6,660,615
City of Los Angeles California, Refunding RB, Sub-Series A:
5.00%, 6/01/32	4,000	3,902,360
(NPFGC), 5.00%, 6/01/27	5,085	5,056,575
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,452,985
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,000	5,300,500
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	7,815	7,713,952
Series A, 5.38%, 7/01/34	3,050	3,056,679
System, Sub-Series A-2 (AMBAC), 5.00%, 7/01/44	3,000	2,793,240
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2, 5.00%, 7/01/30	2,200	2,143,900
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/34	9,500	9,410,985
Senior Series A, 5.25%, 5/15/39	12,460	12,242,698
Series A, 5.25%, 8/01/38	3,255	3,185,473
Subordinate (NPFGC), 5.00%, 8/01/32	2,000	1,804,840
San Francisco City & County Public Utilities Commission, RB:
Series A (NPFGC), 5.00%, 11/01/32	4,000	3,901,280
Series B, 5.00%, 11/01/29	4,000	3,985,240
San Francisco City & County Public Utilities Commission, Refunding RB, Series A:
5.00%, 11/01/28	5,000	4,993,800
5.00%, 11/01/35	10,625	10,187,462
Southern California Public Power Authority, RB, Windy Point/Windy Flats Project, Series 1, 5.00%, 7/01/30	2,750	2,650,588

		105,490,950

Total Municipal Bonds in California		428,257,500

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	15

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State — 2.0%

Housing — 2.0%
Centerline Equity Issuer Trust (c)(d):
5.75%, 5/15/15	$500	$524,685
6.00%, 5/15/19	1,000	1,038,380
6.00%, 5/15/15	1,500	1,569,240
6.30%, 5/15/19	1,000	1,042,630
7.20%, 11/15/52	3,500	3,808,525

Total Municipal Bonds in Multi-State		7,983,460

Puerto Rico — 1.8%

County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,000	3,104,790

State — 1.0%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series B, 6.50%, 7/01/37	4,000	4,101,200

Total Municipal Bonds in Puerto Rico		7,205,990

Total Municipal Bonds — 110.3%		443,446,950

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 65.9%

County/City/Special District/School District — 25.7%
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	7,537,680
Election of 2008, Series A, 6.00%, 8/01/33	20,131	21,296,872
Election of 2008, Series C, 5.25%, 8/01/39	12,900	12,208,173
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	4,585,000
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	10,302,582
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	12,499	11,900,350
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	1,866,320
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	10,484	10,541,228
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	8,780,040
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	14,102,266

		103,120,511

Education — 12.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	10,395	10,472,443
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	2,400	2,201,592

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (concluded)

Education (concluded)
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	$13,095	$12,175,965
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	8,402,427
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,475,278
Series O, 5.75%, 5/15/34	12,300	13,055,835

		48,783,540

Transportation — 2.8%
Palm Springs Unified School District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/31	11,625	11,376,989

Utilities — 25.3%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,042,210
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	2,858,040
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	2,921,520
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	16,937,595
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	15,275,144
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	1,918,260
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,130,808
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	14,489,643
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	10,064,468
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	5,292	5,103,578
Series 2008-A (AGM), 5.00%, 5/01/33	14,290	13,804,997

		101,546,263

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 65.9%		264,827,303

Total Long-Term Investments (Cost — $731,884,683) — 176.2%		708,274,253

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (f)(g)	12,115,311	12,115,311

Total Short-Term Securities (Cost — $12,115,311) — 3.0%		12,115,311

Total Investments (Cost — $743,999,994*) — 179.2%		720,389,564
Liabilities in Excess of Other Assets — (0.6)%		(2,460,379)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (36.0)%		(144,640,006)
Preferred Shares, at Redemption Value — (42.6)%		(171,332,769)

Net Assets Applicable to Common Shares — 100.0%		$401,956,410

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$599,907,826

Gross unrealized appreciation	$4,742,563
Gross unrealized depreciation	(28,756,303)

Net unrealized depreciation	$(24,013,740)

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co.	$2,157,795	$(45,378)
Morgan Stanley Capital Services, Inc.	$2,749,376	$26,572

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BIF California Municipal Money Fund	26,178,133	(14,062,822)	12,115,311	$1,390

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$708,274,253	—	$708,274,253
Short-Term Securities	$12,115,311	—	—	12,115,311

Total	$12,115,311	$708,274,253	—	$720,389,564

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	17

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 138.3%

Corporate — 8.8%
County of Escambia Florida, Refunding RB, Environment, Series A, AMT, 5.75%, 11/01/27	$4,000	$3,781,800
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project:
5.50%, 10/01/23	1,955	1,979,340
Series A, 5.65%, 5/15/18	1,000	1,087,740

		6,848,880

County/City/Special District/School District — 60.8%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,570,975
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	5,818,978
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC), 7.32%, 10/01/32 (a)	7,560	1,592,363
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.93%, 10/01/19	5,365	3,233,056
6.12%, 10/01/20	10,000	5,582,200
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/22	2,200	2,226,510
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	540,503
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/27	1,000	981,300
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	1,000	1,112,100
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,173,480
Northern Palm Beach County Improvement District, RB, Water Control & Improvement:
Series 43, 6.10%, 8/01/21	195	187,128
Unit of Development No. 43, 6.10%, 8/01/21 (b)	2,735	2,833,816
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA):
4.50%, 8/01/22	1,000	776,070
5.00%, 8/01/31	1,000	737,010
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,915	3,491,710
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	2,099,832
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	1,300	1,067,755
Village Center Community Development District, RB:
(NPFGC), 5.25%, 10/01/23	5,000	4,807,250
Sub-Series B, 6.35%, 1/01/18	2,000	1,976,800
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,115	1,085,575
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	613,530

		47,507,941

Municipal Bonds	Par (000)	Value

Florida (continued)

Education — 1.0%
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	$725	$753,826

Health — 18.0%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	426	432,026
Halifax Hospital Medical Center, Refunding RB, Series A, 5.25%, 6/01/26	2,500	2,326,800
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,229,197
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,479,690
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,442,805
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	4,450	4,855,528
Palm Beach County Health Facilities Authority, Refunding RB, Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,341,861

		14,107,907

Housing — 2.3%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	1,165	1,142,772
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	625	650,619

		1,793,391

State — 14.4%
Florida Municipal Loan Council, RB, CAB, Series A (NPFGC), 5.70%, 4/01/20 (a)	4,000	2,390,200
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,289,297
Florida State Board of Education, GO, Refunding, Public Education, Series I, 5.00%, 6/01/18	500	541,365
Florida State Board of Education, RB, Series B, 5.00%, 7/01/23	2,000	2,070,760

		11,291,622

Transportation — 3.9%
County of Lee Florida, Refunding RB, Series B (AMBAC), 5.00%, 10/01/22	3,000	3,018,750

Utilities — 29.1%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,107,724
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/27	1,000	978,910
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/21	1,000	1,021,230
5.00%, 10/01/22	2,000	2,015,240
5.00%, 10/01/23	1,375	1,381,036
City of Palm Coast Florida, RB (NPFGC):
5.00%, 10/01/22	1,770	1,780,178
5.00%, 10/01/23	1,485	1,488,208
5.00%, 10/01/24	1,500	1,499,160
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	4,000	4,456,840

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)

Utilities (concluded)
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	$1,975	$2,065,573
5.00%, 10/01/23	1,180	1,223,707
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,733,891

		22,751,697

Total Municipal Bonds in Florida		108,074,014

Puerto Rico — 3.4%

State — 3.4%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,480	2,676,390

U.S. Virgin Islands — 1.6%

Corporate — 1.6%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	1,500	1,266,360

Total Municipal Bonds — 143.3%		112,016,764

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Florida — 10.0%

County/City/Special District/School District — 8.1%
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	6,510	6,317,890

Housing — 2.0%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	840	879,051
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	642	668,364

		1,547,415

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.1%		7,865,305

Total Long-Term Investments (Cost — $123,824,306) — 153.4%		119,882,069

Short-Term Securities	Shares

BIF Florida Municipal Money Fund, 0.00% (d)(e)	4,192,770	4,192,770

Total Short-Term Securities (Cost — $4,192,770) — 5.4%		4,192,770

Total Investments (Cost — $128,017,076*) — 158.8%		124,074,839
Other Assets Less Liabilities — 1.4%		1,132,458
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (5.3)%		(4,143,453)
Preferred Shares, at Redemption Value — (54.9)%		(42,900,520)

Net Assets Applicable to Common Shares — 100.0%		$78,163,324

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$123,837,405

Gross unrealized appreciation	$1,141,156
Gross unrealized depreciation	(5,040,124)

Net unrealized depreciation	$(3,898,968)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BIF Florida Municipal Money Fund	5,065,158	(872,388)	4,192,770	$20

(e)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Securities[1]	—	$119,882,069	—	$119,882,069
Short-Term Securities	$4,192,770	—	—	4,192,770

Total	$4,192,770	$119,882,069	—	$124,074,839

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	19

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$90	$87,839

California — 21.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	195	197,722
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	200	201,616
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	130	128,248
St. Joseph Health System, Series A, 5.75%, 7/01/39	195	191,508
Sutter Health, Series B, 6.00%, 8/15/42 (a)	120	117,830
California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	300	301,872
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	395	365,189
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	200	197,414
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	232,155
San Francisco City & County Airports Commission, Refunding RB, Second Series A-3, Mandatory Put Bonds, AMT, 6.75%, 5/01/19 (b)	500	506,980
State of California, GO, Various Purpose, 6.00%, 3/01/33	185	188,226

		2,628,760

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	151,403

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	175	167,972

Florida — 4.3%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	200	160,898
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	450	360,819

		521,717

Georgia — 4.4%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	500	542,565

Illinois — 7.1%
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	195	187,699
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	100	95,516
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	75	74,629
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	250	255,515
OSF Healthcare System, 6.00%, 5/15/39	150	136,916

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$100	$94,677
6.00%, 6/01/28	30	28,630

		873,582

Indiana — 2.8%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	335	345,181

Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	250	250,150

Kentucky — 4.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	100	93,896
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	220	227,834
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	215	204,175

		525,905

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	100	99,004

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	145	134,972

Massachusetts — 7.3%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	125	125,657
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	185	169,253
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	237,375
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	120	107,722
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	255,967

		895,974

Michigan — 7.2%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	290	268,740
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	258,057
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	361,891

		888,688

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	45	41,994

Nevada — 5.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	260,953
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	440	434,306

		695,259

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 6.4%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$175	$167,979
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	256,557
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	165	161,910
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	190	198,185

		784,631

New York — 5.0%
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.38%, 6/15/43	55	55,184
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	249,630
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	85	85,428
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	227,333

		617,575

North Carolina — 2.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	395	321,186

Pennsylvania — 5.9%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	308,082
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	200	186,442
Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	215	226,034

		720,558

Texas — 11.4%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	85	85,201
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	146,670
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	268,475
Lower Colorado River Authority, RB, 5.75%, 5/15/28	120	123,193
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	249,985
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	280	279,586
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	250	249,202

		1,402,312

Virginia — 2.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	271,340

West Virginia — 1.2%
West Virginia EDA, Refunding RB, Appalachian Power Co., Amos Project, Series A, 5.38%, 12/01/38 (b)	160	143,558

Total Municipal Bonds — 106.7%		13,112,125

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California — 21.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	$300	$302,235
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	300	271,761
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	700	740,209
Series C, 5.25%, 8/01/39	390	369,084
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	55,020
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	619,781
University of California, RB, Series O, 5.75%, 5/15/34	210	222,905

		2,580,995

District of Columbia — 4.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	204,290
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	309,217

		513,507

Florida — 5.7%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	261,644
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	270	282,552
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	156	162,406

		706,602

Illinois — 5.6%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	400	438,428
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	244,956

		683,384

Nevada — 4.3%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	535,115

New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	168,252

New Jersey — 2.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	300	292,197

New York — 6.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	240	250,308
Series FF-2, 5.50%, 6/15/40	255	260,572
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	300,768

		811,648

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	230	212,741

South Carolina — 4.3%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	526,815

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	21

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Texas — 5.6%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	$300	$306,217
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	383,832

		690,049

Virginia — 1.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	129,723

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39	240	220,788

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 65.7%		8,071,816

Total Long-Term Investments (Cost — $21,450,787) — 172.4%		21,183,941

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (d)(e)	158,350	158,350

Total Short-Term Securities (Cost — $158,350) — 1.3%		158,350

Total Investments (Cost — $21,609,137*) — 173.7%		21,342,291
Other Assets Less Liabilities — 0.6%		80,587
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (37.1)%		(4,560,842)
Preferred Shares, at Redemption Value — (37.2)%		(4,575,222)

Net Assets Applicable to Common Shares — 100.0%		$12,286,814

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$17,112,500

Gross unrealized appreciation	$396,737
Gross unrealized depreciation	(723,763)

Net unrealized depreciation	$(327,026)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.	$117,830	$1,139

(b)	Variable rate security. Rate shown is as of report date.

(c)

Securities represent bonds transferred to a TOB trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	353,621	(195,271)	158,350	$178

(e)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$21,183,941	—	$21,183,941
Short-Term Securities	$158,350	—	—	158,350

Total	$158,350	$21,183,941	—	$21,342,291

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$625	$609,994

California — 19.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,355	1,373,916
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,325,625
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	890	878,003
St. Joseph Health System, 5.75%, 7/01/39	1,375	1,350,374
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,075	2,087,948
Various Capital Projects, Sub-Series I-1, 6.38%, 1/01/34	645	656,159
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	2,020	1,681,791
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	2,725	2,519,344
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,727,372
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,547,696
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,297,236

		16,445,464

Colorado — 3.4%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,810	1,750,288
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,069,585

		2,819,873

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,230	1,180,603

District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,022,080

Florida — 4.1%
County of St. John’s Florida, RB, CAB (AMBAC), 5.35%, 6/01/30 (a)	2,235	723,492
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	599	606,863
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 1/01/32	1,795	1,439,267
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	613,530

		3,383,152

Municipal Bonds	Par (000)	Value

Georgia — 4.9%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	$885	$858,839
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	2,900	3,146,877

		4,005,716

Illinois — 11.4%
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,340	1,289,830
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,685	1,609,445
Illinois Finance Authority, RB:
Navistar International, Recovery Zone, 6.50%, 10/15/40	510	507,476
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,699,904
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,900	1,941,914
OSF Healthcare System, 6.00%, 5/15/39	1,000	912,770
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	653,271
6.00%, 6/01/28	195	186,096
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	625	585,056

		9,385,762

Indiana — 2.8%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,277,162

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	1,600	1,600,960

Kentucky — 4.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	619,714
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,553,415
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	1,450	1,376,992

		3,550,121

Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	715	707,879

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	985	916,877

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	23

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 2.2%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	$1,000	$1,020,140
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	767,903

		1,788,043

Michigan — 4.8%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,990	1,844,113
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,032,230
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,107,943

		3,984,286

Nebraska — 0.4%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	315	293,961

Nevada — 7.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,670,096
County of Clark Nevada, GO, Refunding, Transportation, Series A, 5.00%, 12/01/29	1,400	1,374,772
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	3,075	3,035,209

		6,080,077

New Jersey — 3.0%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,165	1,143,179
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,350,789

		2,493,968

New York — 4.9%
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.38%, 6/15/43	385	386,290
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,497,780
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	608,043
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,525,659

		4,017,772

North Carolina — 2.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,735	2,223,911

Pennsylvania — 4.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	513,470
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,945	2,787,207

		3,300,677

Municipal Bonds	Par (000)	Value

Puerto Rico — 3.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$2,605	$2,535,941

Texas — 13.1%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	595	596,404
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	932,400
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	536,950
Lower Colorado River Authority, RB:
5.75%, 5/15/28	810	831,554
5.50%, 5/15/33	2,000	2,015,700
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	999,940
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	1,902,180
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,980	2,970,494

		10,785,622

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,205	1,103,045

Virginia — 1.3%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,085,360

West Virginia — 1.2%
West Virginia EDA, Refunding RB, Appalachian Power Co., Amos Project, Series A, 5.38%, 12/01/38 (b)	1,095	982,478

Total Municipal Bonds — 107.4%		88,580,784

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 20.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,995	2,009,863
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,174,088
Los Angeles Community College District California, Election of 2008, GO:
Series A, 6.00%, 8/01/33	3,898	4,124,022
Series C, 5.25%, 8/01/39	2,630	2,488,953
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	366,800
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,214	4,247,766
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,592,175

		17,003,667

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

District of Columbia — 4.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$1,395	$1,461,458
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,855,307

		3,316,765

Florida — 8.9%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,347,690

Illinois — 3.7%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,068,996

Nevada — 5.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,675,575
Series B, 5.50%, 7/01/29	1,994	2,049,712

		4,725,287

New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,116,582

New Jersey — 2.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	1,947,980

New York — 6.7%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,470,558
Series FF-2, 5.50%, 6/15/40	1,994	2,038,596
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,005,120

		5,514,274

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,442,938

South Carolina — 2.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,812,862

Texas — 5.7%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,066,963
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	2,638,845

		4,705,808

Virginia — 1.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	898,084

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$1,680	$1,545,512

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.0%		54,446,445

Total Long-Term Investments (Cost — $145,924,711) — 173.4%		143,027,229

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (d)(e)	2,947,082	2,947,082

Total Short-Term Securities (Cost — $2,947,082) — 3.6%		2,947,082

Total Investments (Cost — $148,871,793*) — 177.0%		145,974,311
Other Assets Less Liabilities — 1.7%		1,375,159
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (37.2)%		(30,641,414)
Preferred Shares, at Redemption Value — (41.5)%		(34,252,489)

Net Assets — 100.0%		$82,455,567

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$118,757,538

Gross unrealized appreciation	$2,090,581
Gross unrealized depreciation	(5,490,846)

Net unrealized depreciation	$(3,400,265)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at July 31, 2010	Net Activity	Shares at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	4,963,552	(2,016,470)	2,947,082	$1,621

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	25

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$143,027,229	—	$143,027,229
Short-Term Securities	$2,947,082	—	—	2,947,082

Total	$2,947,082	$143,027,229	—	$145,974,311

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 136.4%

Corporate — 16.1%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$925	$905,501
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	500	518,110
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	175	167,979
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	300	279,807

		1,871,397

County/City/Special District/School District — 17.2%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/27	125	124,317
City of Perth Amboy New Jersey, GO, CAB (AGM), 5.16%, 7/01/34 (b)	100	86,984
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	190	185,632
6.00%, 11/01/30	275	275,371
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	300	308,892
5.50%, 10/01/29	260	265,785
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.51%, 12/15/32 (c)	1,000	235,890
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	341,833
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	200	27,686
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.13%, 6/15/24	150	150,660

		2,003,050

Education — 23.5%
New Jersey EDA, School Facilities Construction, RB:
Series CC-2, 5.00%, 12/15/31	200	194,186
Series CC-2, 5.00%, 12/15/32	200	192,272
Series S, 5.00%, 9/01/36	200	189,232
Series Y, 5.00%, 9/01/33	400	381,252
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	100	97,166
New Jersey Educational Facilities Authority, Refunding RB:
Georgian Court University, Series D, 5.00%, 7/01/33	100	86,214
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	80	76,162
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	263,280
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	189,410
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	65	61,413
5.00%, 12/01/26	50	46,774
5.13%, 12/01/27	200	188,674
5.25%, 12/01/32	300	278,745
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	500	490,320

		2,735,100

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health — 16.6%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	$150	$118,230
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	60	53,150
5.88%, 1/01/37	110	90,771
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	500	464,130
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	118,097
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	232,118
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	93,226
Virtua Health (AGC), 5.50%, 7/01/38	150	151,299
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (c)	500	111,285
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (c)	840	107,100
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (c)	900	104,481
Robert Wood Johnson, 5.00%, 7/01/31	90	83,993
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	208,645

		1,936,525

Housing — 14.6%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	210	199,914
S/F Housing, Series X, AMT, 4.85%, 4/01/16	500	505,570
S/F Housing, Series X, AMT, 5.05%, 4/01/18	215	220,736
Series A, 4.75%, 11/01/29	140	129,654
Series AA, 6.38%, 10/01/28	235	248,867
Series AA, 6.50%, 10/01/38	160	172,232
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	219,782

		1,696,755

State — 21.0%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	300	302,289
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	570	568,831
Newark Downtown District Management Corp., 5.13%, 6/15/37	100	81,997
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	516,400
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	320,091
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	150	142,805
School Facilities Construction, Series AA, 5.50%, 12/15/29	200	205,246
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/28	100	100,895
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	100	105,484
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	97,546

		2,441,584

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	27

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation — 26.7%
Delaware River Port Authority of Pennsylvania and New Jersey, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	$400	$400,372
Series D, 5.00%, 1/01/40	95	89,997
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	297,780
New Jersey State Turnpike Authority, Refunding RB (AMBAC):
Series C, 6.50%, 1/01/16	160	186,771
Series C, 6.50%, 1/01/16 (f)	785	881,916
Series C-2005, 6.50%, 1/01/16 (f)	55	66,276
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	100	106,101
Series A, 6.00%, 12/15/18 (g)	50	61,331
Series A, 5.88%, 12/15/38	175	182,539
Port Authority of New York & New Jersey RB, Refunding , Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	256,373
Port Authority of New York & New Jersey RB, JFK International Air Terminal, 6.00%, 12/01/42	170	160,458
South Jersey Transportation Authority, RB, Series A (NPFGC), 4.50%, 11/01/35	490	415,922

		3,105,836

Utilities — 0.7%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 7/01/11 (g)	75	76,345

Total Municipal Bonds in New Jersey		15,866,592

Puerto Rico — 18.8%

County/City/Special District/School District — 5.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	250	249,228
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C:
6.00%, 8/01/39	205	204,444
(AGM), 5.13%, 8/01/42	250	232,518

		686,190

State — 10.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	250	242,878
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.37%, 7/01/37 (c)	795	109,805
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	250	250,282
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	215	216,776
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	365	355,324

		1,175,065

Utilities — 2.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	323,932

Total Municipal Bonds in Puerto Rico		2,185,187

Total Municipal Bonds — 155.2%		18,051,779

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

New Jersey — 2.0%

Transportation — 2.0%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$240	$228,719

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.0%		228,719

Total Long-Term Investments (Cost — $19,473,962) — 157.2%		18,280,498

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (i)(j)	310,252	310,252

Total Short-Term Securities (Cost — $310,252) — 2.7%		310,252

Total Investments (Cost — $19,784,214*) — 159.9%		18,590,750
Other Assets Less Liabilities — 0.8%		98,646
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.4)%		(160,054)
Preferred Shares, at Redemption Value — (59.3)%		(6,900,501)

Net Assets Applicable to Common Shares– 100.0%		$11,628,841

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,622,047

Gross unrealized appreciation	$258,192
Gross unrealized depreciation	(1,449,406)

Net unrealized depreciation	$(1,191,214)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Security is collateralized by Municipal or US Treasury obligations.

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at July 31, 2010	Net Activity	Shares at January 31, 2011	Income

BIF New Jersey Municipal Money Fund	413,597	(103,345)	310,252	$159

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes,the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$18,280,498	—	$18,280,498
Short-Term Securities	$310,252	—	—	310,252

Total	$310,252	$18,280,498	—	$18,590,750

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	29

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 124.0%

Corporate — 11.2%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$3,450	$3,377,274
Continental Airlines Inc. Project, 7.20%, 11/15/30	2,000	1,999,680
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	2,000	2,072,440
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,500	1,439,820
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,238,456

		11,127,670

County/City/Special District/School District — 13.0%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/28	1,085	1,067,922
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.16%, 7/01/34	1,075	935,078
5.17%, 7/01/35	175	151,550
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	718,102
6.00%, 11/01/30	1,090	1,091,471
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,482,682
5.50%, 10/01/29	2,630	2,688,517
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	2,400	2,412,936
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	1,790	247,790
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,224,274

		13,020,322

Education — 13.8%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,480,668
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C, 6.50%, 7/01/13 (e)	2,120	2,408,638
Montclair State University, Series J, 5.25%, 7/01/38	580	563,563
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,136,750
Fairleigh Dickinson University, Series C, 6.00%, 7/01/20	1,000	1,035,130
Georgian Court University, Series D, 5.00%, 7/01/33	250	215,535
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	628,340
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,569,393
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	505,479
5.00%, 12/01/26	350	327,414
5.25%, 12/01/32	500	464,575
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,500	1,470,960

		13,806,445

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health — 25.6%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	$1,000	$788,200
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (Ginnie Mae), 5.20%, 6/01/30	1,780	1,704,528
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	442,920
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	705,537
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	821,966
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	3,878,968
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,509,955
New Jersey Health Care Facilities Financing Authority, RB:
Health System, Catholic Health East, Series A, 5.38%, 11/15/12 (e)	3,000	3,250,830
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,181,905
Kennedy Health System, 5.63%, 7/01/31	2,030	1,880,267
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	699,195
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,260,825
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,255	1,268,855
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (f)	2,500	556,425
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (f)	7,700	981,750
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (f)	7,250	841,653
Robert Wood Johnson, 5.00%, 7/01/31	750	699,945
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,404,348
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	750	625,935

		25,504,007

Housing — 17.0%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,364,020
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,360	4,214,986
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	1,775	1,689,747
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,769,495
Series A, 4.75%, 11/01/29	1,185	1,097,429
Series AA, 6.38%, 10/01/28	1,410	1,493,204
Series AA, 6.50%, 10/01/38	1,990	2,142,135
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	700	616,056
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	580	587,557
6.75%, 12/01/38	1,850	2,032,984

		17,007,613

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

State — 24.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (f)	$6,000	$2,710,260
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	4,727,300
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,000	1,007,630
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,362,202
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,098,400
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,200,910
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,275	1,213,838
School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,052,460
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,483,375
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 4.85%, 12/15/32 (f)	4,000	943,560
Transportation System, Series A (AGC), 5.63%, 12/15/28	670	706,743
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	585,276

		24,091,954

Transportation — 18.2%
Delaware River Port Authority of Pennsylvania and New Jersey, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	1,000	1,000,930
Series D, 5.00%, 1/01/40	800	757,872
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,181,283
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	945	1,002,655
Series A, 6.00%, 12/15/18 (e)	505	619,443
Series A, 5.88%, 12/15/38	1,465	1,528,112
Series A (AGC), 5.50%, 12/15/38	1,000	1,036,100
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/42	1,430	1,349,734
Special Project, Air, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	5,839,980
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,750	1,794,608

		18,110,717

Utilities — 1.1%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 7/01/11 (e)	620	631,123
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.41%, 9/01/33 (f)	2,000	455,580

		1,086,703

Total Municipal Bonds in New Jersey		123,755,431

Municipal Bonds	Par (000)	Value

Puerto Rico — 28.7%

County/City/Special District/ School District — 6.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	$2,250	$2,243,047
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C:
6.00%, 8/01/39	1,740	1,735,285
(AGM), 5.13%, 8/01/42	3,000	2,790,210

		6,768,542

Housing — 4.7%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,330	2,324,501
Puerto Rico Housing Finance Authority, Refunding RB, Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	2,330	2,329,954

		4,654,455

State — 12.0%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	750	728,633
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.37%, 7/01/37 (f)	6,000	828,720
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,680	1,681,898
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (b):
5.50%, 7/01/12	1,335	1,019,192
5.47%, 7/01/17 (e)	3,665	3,891,900
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	850	857,021
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,075	2,993,482

		12,000,846

Transportation — 3.4%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	500	484,770
Series CC (AGC), 5.50%, 7/01/31	2,000	1,992,600
Series M, 5.00%, 7/01/32	1,000	871,570

		3,348,940

Utilities — 1.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	1,851,040

Total Municipal Bonds in Puerto Rico		28,623,823

Total Municipal Bonds — 152.7%		152,379,254

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	31

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

New Jersey — 3.9%

Transportation — 3.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	$2,000	$1,947,980
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	1,944,110

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.9%		3,892,090

Total Long-Term Investments (Cost — $164,657,290) — 156.6%		156,271,344

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (h)(i)	3,915,752	3,915,752

Total Short-Term Securities (Cost — $3,915,752) — 3.9%		3,915,752

Total Investments (Cost — $168,573,042*) — 160.5%		160,187,096
Other Assets Less Liabilities — 1.1%		1,080,996
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (2.4)%		(2,360,842)
Preferred Shares, at Redemption Value — (59.2)%		(59,102,863)

Net Assets — 100.0%		$99,804,387

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,853,212

Gross unrealized appreciation	$2,956,670
Gross unrealized depreciation	(10,982,082)

Net unrealized depreciation	$(8,025,412)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at July 31, 2010	Net Activity	Shares at July 31, 2011	Income

BIF New Jersey Municipal Money Fund	5,032,609	(1,116,857)	3,915,752	$875

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$156,271,344	—	$156,271,344
Short-Term Securities	$3,915,752	—	—	3,915,752

Total	$3,915,752	$156,271,344	—	$160,187,096

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 140.7%

Corporate — 19.7%
Chautauqua County Industrial Development Agency, RB, Nrg Dunkirk Power Project, 5.88%, 4/01/42	$130	$122,486
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	101,628
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	143,315
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (a)	800	827,984
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (a)	300	312,183
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	250	202,412
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	650	628,153
5.50%, 10/01/37	200	199,152
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	790	800,428

		3,337,741

County/City/Special District/School District — 38.4%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	217,663
4.63%, 10/01/40	275	238,719
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,200	1,020,168
(FGIC), 5.00%, 2/15/47	200	170,028
(NPFGC), 4.50%, 2/15/47	60	45,300
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC), 5.83%, 3/01/35 (b)	400	90,856
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	100	104,441
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/39	650	521,592
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	150	149,778
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	800	713,120
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	1,100	1,029,963
6.38%, 7/15/49	100	100,503
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	96,899
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	1,989,360

		6,488,390

Municipal Bonds	Par (000)	Value

New York (continued)

Education — 19.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	$95	$28,500
7.00%, 5/01/35	60	18,000
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	100	92,222
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	100	92,086
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	145,066
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40 (f)	150	148,299
Cornell University, Series A, 5.00%, 7/01/40	100	98,481
The New School (AGM), 5.50%, 7/01/43	200	197,014
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	250	254,485
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	182,641
University of Rochester, Series A, 5.13%, 7/01/39	200	193,172
Vassar College, 5.00%, 7/01/49	100	94,812
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	76,397
Teachers College, 5.50%, 3/01/39	200	200,896
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	500	495,560
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	100	94,230
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	375	337,027
Carnegie Hall, 5.00%, 12/01/39	150	140,231
Juilliard School, 5.00%, 1/01/39	250	245,923
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	122,930

		3,257,972

Health — 18.9%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	150	146,060
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	78,478
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	100	99,576
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	250	234,453

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	33

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	$75	$76,685
New York University Hospital Center, Series A, 5.75%, 7/01/31	100	96,277
New York University Hospital Center, Series B, 5.63%, 7/01/37	150	141,636
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	175	166,367
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	250	245,982
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	1,000	1,015,300
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	140	135,535
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	144,039
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	100	88,509
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	90,255
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	100,710
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	100	96,189
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	250	234,960

		3,191,011

Housing — 10.6%
New York City Housing Development Corp., RB:
Series A (Ginnie Mae), 5.25%, 5/01/30	1,000	995,120
Series B1, AMT, 5.15%, 11/01/37	250	234,803
Series J-2-A, AMT, 4.75%, 11/01/27	500	468,095
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	100	88,594

		1,786,612

State — 10.0%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	150	157,323
Series C, 5.00%, 12/15/31	150	150,142
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	200	186,260
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,116,947
State of New York, GO, Series A, 5.00%, 2/15/39	75	73,776

		1,684,448

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation — 6.2%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	$250	$273,417
Series B, 4.50%, 11/15/37	150	122,064
Transportation, Series D (AGM), 5.25%, 11/15/40	140	135,087
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	250	218,488
JFK International Air Terminal, 6.00%, 12/01/42	150	141,581
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A (NPFGC), 5.00%, 1/01/32	155	152,622

		1,043,259

Utilities — 17.6%
Albany Municipal Water Finance Authority, RB, Series B (NPFGC), 5.00%, 12/01/33	1,000	918,320
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series EE, 5.38%, 6/15/43	100	100,335
Series C, 5.13%, 6/15/33	1,000	997,960
New York City Municipal Water Finance Authority, Refunding RB, Series B (AGM), 5.00%, 6/15/36	1,000	966,470

		2,983,085

Total Municipal Bonds in New York		23,772,518

Guam — 1.9%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	100	106,769

Tobacco — 0.5%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	100	83,424

Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	142,060

Total Municipal Bonds in Guam		332,253

Puerto Rico — 10.1%

County/City/Special District/School District — 4.4%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.39%, 8/01/32 (b)	750	180,720
First Sub-Series A, 6.00%, 8/01/42	500	498,455
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (b)	550	71,654

		750,829

Housing — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	50	49,690

State — 2.3%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series C, 6.00%, 7/01/39	100	97,598
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	251,023
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.99%, 7/01/44 (b)	395	31,987

		380,608

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Tobacco — 2.5%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	$500	$425,230

Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	100	96,954

Total Municipal Bonds in Puerto Rico		1,703,311

Total Municipal Bonds — 152.7%		25,808,082

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New York — 6.4%

Utilities — 6.4%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	109,510
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	1,000	970,480

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.4%		1,079,990

Total Long-Term Investments (Cost — $27,955,662) — 159.1%		26,888,072

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00%, 12/31/50 (h)(i)	150,230	150,230

Total Short-Term Securities (Cost — $150,230) — 0.9%		150,230

Total Investments (Cost — $28,105,892*) — 160.0%		27,038,302
Other Assets Less Liabilities — 0.9%		155,692
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (3.4)%		(570,206)
Preferred Shares, at Redemption Value — (57.5)%		(9,725,118)

Net Assets — 100.0%		$16,898,670

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,537,895

Gross unrealized appreciation	$361,325
Gross unrealized depreciation	(1,430,892)

Net unrealized depreciation	$(1,069,567)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Wells Fargo Bank, NA	$148,299	$417

(g)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at July 31, 2010	Net Activity	Shares at January 31, 2011	Income

BIF New York Municipal Money Fund	177,010	(26,780)	150,230	—

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes,the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

	•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$26,888,072	—	$26,888,072
Short-Term Securities	$150,230	—	—	150,230

Total	$150,230	$26,888,072	—	$27,038,302

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	35

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 136.1%

Corporate — 18.8%
Chautauqua County Industrial Development Agency, RB, Nrg Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$942,200
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	558,954
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (a)	3,200	3,311,936
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (a)	4,000	4,162,440
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	1,000	809,650
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,850	7,586,161
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	7,250	7,345,700
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	6,553,050

		31,270,091

County/City/Special District/School District — 26.0%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	954,877
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	500	486,700
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	753,480
Series C, 5.38%, 3/15/12 (b)	5,000	5,272,950
Series D, 5.38%, 6/01/12 (b)	15	15,961
Series D, 5.38%, 6/01/32	3,985	3,991,017
Sub-Series G-1, 6.25%, 12/15/31	500	547,375
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,766,327
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	6,425	5,462,149
(NPFGC), 4.50%, 2/15/47	970	732,350
Metropolitan Transportation Authority, RB, Transportation, Series D, 5.00%, 11/15/34	800	716,008
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT (AGC), 6.04%, 3/01/42 (c)	2,210	309,069
Marymount School of New York Project (ACA), 5.13%, 9/01/21	750	756,008
Marymount School of New York Project (ACA), 5.25%, 9/01/31	500	458,745
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	156,662
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	3,983,210
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	500	401,225
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,530,454
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	649,038
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,467,372
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	9,660	8,610,924

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	$1,000	$936,330
6.38%, 7/15/49	1,200	1,206,036
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	1,000	916,810
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	726,743
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	377,197

		43,185,017

Education — 27.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	910	273,000
7.00%, 5/01/35	590	177,000
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	875	806,942
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	5,583,550
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,000,360
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	234,185
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology New York City Industrial Development Agency, Project, Series A, 4.75%, 3/01/26	1,165	1,072,802
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	1,000	898,170
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	991,150
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (f)	650	538,818
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24 (g)	155	155,023
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32 (g)	750	745,740
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40 (g)	210	207,619
Cornell University, Series A, 5.00%, 7/01/40	1,000	984,810
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	1,844,260
New School University (NPFGC), 5.00%, 7/01/41	9,000	8,106,210
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	2,190	2,229,289
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	5,000	4,781,650
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,043,660
The New School (AGM), 5.50%, 7/01/43	1,950	1,920,886
University of Rochester, Series A, 5.13%, 7/01/39	850	820,981
Vassar College, 5.00%, 7/01/49	825	782,199
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	483,849
Teachers College, 5.50%, 3/01/39	450	452,016
Yeshiva University, 5.00%, 9/01/34	275	265,749

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	$1,000	$942,300
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	2,250	2,022,165
Juilliard School, 5.00%, 1/01/39	2,100	2,065,749
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,225,175
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	614,650

		45,269,957

Health — 8.0%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	282,591
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	392,390
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,045,548
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	722,753
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	575	587,915
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	204,760
New York University Hospital Center, Series A, 6.00%, 7/01/40	1,050	1,024,453
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	500,447
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (b)	2,000	2,210,740
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/13	1,775	1,687,439
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,340,832
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,056,286
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,028,994
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	375	360,709
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	939,840

		13,385,697

Housing — 5.1%
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,970	1,932,215
Series 101, 5.40%, 4/01/32	4,465	4,301,135
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,276,095
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,000	944,530

		8,453,975

Municipal Bonds	Par (000)	Value

New York (concluded)

State — 4.5%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$600	$629,292
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	1,850	1,722,905
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,620,261
State of New York, GO, Series A, 5.00%, 2/15/39	475	467,248

		7,439,706

Tobacco — 8.4%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	6,700	5,556,109
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	1,996,750
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	5,000	3,992,300
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	2,250	2,416,275

		13,961,434

Transportation — 24.3%
Hudson Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	1,000	875,550
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	1,000	1,093,670
Transportation, Series D (AGM), 5.25%, 11/15/40	1,000	964,910
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/30	12,000	11,791,920
Series A, 5.13%, 11/15/31	8,000	7,470,800
Transportation, Series F (NPFGC), 5.00%, 11/15/31	1,000	918,710
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	9,000	7,588,800
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	500	436,975
Consolidated, 161st Series, 4.50%, 10/15/37	500	452,415
JFK International Air Terminal, 6.00%, 12/01/42	1,000	943,870
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,051,700
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	6,813,310

		40,402,630

Utilities — 13.8%
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	2,000	1,985,840
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	4,000	4,083,200
New York City Municipal Water Finance Authority, RB:
Election of 2002, Series C, 5.00%, 6/15/32	6,500	6,415,630
Second General Resolution, Series A (NPFGC), 5.00%, 6/15/32	700	702,345
Series EE, 5.38%, 6/15/43	4,000	3,948,080
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	996,140
Series D, 5.00%, 6/15/39	5,000	4,809,200

		22,940,435

Total Municipal Bonds in New York		226,308,942

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	37

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam — 1.0%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$970	$1,035,660

Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	600	568,242

Total Municipal Bonds in Guam		1,603,902

Puerto Rico — 12.3%

County/City/Special District/School District — 1.1%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.39%, 8/01/32 (c)	1,685	406,018
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	928,810
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.78%, 8/01/41 (c)	3,500	455,980

		1,790,808

Housing — 1.8%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	2,981,400

State — 8.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	700	683,186
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	2,750	2,753,107
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/12 (b)	3,400	3,617,192
5.25%, 7/01/36	1,600	1,408,544
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (b)	3,000	3,148,710
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	1,946,980
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.99%, 8/01/43 (c)	3,500	391,265

		13,948,984

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	250	242,385

Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,031,294
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	473,975

		1,505,269

Total Municipal Bonds in Puerto Rico		20,468,846

Total Municipal Bonds — 149.4%		248,381,690

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

New York — 12.6%

Housing — 9.0%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	$15,500	$15,007,255

Utilities — 3.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,251,538
Series FF-2, 5.50%, 6/15/40	810	827,701
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	4,000	3,881,920

		5,961,159

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.6%		20,968,414

Total Long-Term Investments (Cost — $282,659,500) — 162.0%		269,350,104

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00%, 12/31/49 (i)(j)	1,041,825	1,041,825

Total Short-Term Securities (Cost — $1,041,825) — 0.6%		1,041,825

Total Investments (Cost — $283,701,325*) — 162.6%		270,391,929
Other Assets Less Liabilities — 0.9%		1,469,039
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.7)%		(11,097,713)
Preferred Shares, at Redemption Value — (56.8)%		(94,503,433)

Net Assets Applicable to Common Shares — 100.0%		$166,259,822

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$271,438,366

Gross unrealized appreciation	$2,880,374
Gross unrealized depreciation	(15,016,285)

Net unrealized depreciation	$(12,135,911)

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Wells Fargo Bank	$155,023	$1,383
Wells Fargo Bank	$745,740	$930
Wells Fargo Bank	$207,619	$584

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

(h)

Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at July 31, 2010	Net Activity	Shares at January 31, 2011	Income

BIF New York Municipal Money Fund	414,030	627,795	1,041,825	—

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes,the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]		$269,350,104	—	$269,350,104
Short-Term Securities	$1,041,825	—	—	1,041,825

Total	$1,041,825	$269,350,104	—	$270,391,929

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	39

Statements of Assets and Liabilities

January 31, 2011 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

Assets

Investments at value — unaffiliated[1]	$708,274,253	$119,882,069	$21,183,941	$143,027,229	$18,280,498
Investments at value — affiliated[2]	12,115,311	4,192,770	158,350	2,947,082	310,252
Cash	—	—	154	—	—
Investments sold receivable	13,110,871	10,000	5,064	—	—
Interest receivable	12,235,913	1,506,529	297,313	1,993,029	205,598
Income receivable — affiliated	59	14	23	12	18
Prepaid expenses	39,346	13,847	2,304	14,856	1,571
Other assets	53,039	5,263	4,353	11,282	6,541

Total assets	745,828,792	125,610,492	21,651,502	147,993,490	18,804,478

Accrued Liabilities

Bank overdraft	21,059	—	—	—	—
Investments purchased payable	25,039,672	—	116,710	—	38
Income dividends payable — Common Shares	2,409,290	311,479	78,953	504,731	64,893
Investment advisory fees payable	339,932	52,602	6,368	75,046	5,353
Interest expense and fees payable	144,528	7,051	4,025	24,376	137
Officer’s and Trustees’ fees payable	59,730	6,770	5,687	13,131	8,177
Other affiliates payable	5,665	637	—	769	—
Administration fees payable	—	—	1,821	—	1,587
Other accrued expenses payable	24,259	31,707	19,085	50,343	35,034

Total accrued liabilities	28,044,135	410,246	232,649	668,396	115,219

Other Liabilities

Trust certificates[3]	144,495,478	4,136,402	4,556,817	30,617,038	159,917

Total Liabilities	172,539,613	4,546,648	4,789,466	31,285,434	275,136

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	171,332,769	42,900,520	4,575,222	34,252,489	6,900,501

Net Assets Applicable to Common Shareholders	$401,956,410	$78,163,324	$12,286,814	$82,455,567	$11,628,841

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6,7,8]	$451,609,940	$78,891,300	$15,022,126	$95,019,234	$13,214,636
Undistributed net investment income	5,534,366	3,752,034	122,245	821,118	184,245
Accumulated net realized loss	(31,577,466)	(537,773)	(2,590,711)	(10,487,303)	(576,576)
Net unrealized appreciation/depreciation	(23,610,430)	(3,942,237)	(266,846)	(2,897,482)	(1,193,464)

Net Assets Applicable to Common Shareholders	$401,956,410	$78,163,324	$12,286,814	$82,455,567	$11,628,841

Net asset value per Common Share	$12.63	$14.05	$10.89	$12.31	$11.44

[1] Investments at cost — unaffiliated	$731,884,683	$123,824,306	$21,450,787	$145,924,711	$19,473,962

[2] Investments at cost — affiliated	$12,115,311	$4,192,770	$158,350	$2,947,082	$310,252

[3] Represents short-term floating rate certificates issued by TOBs.

[4] Preferred Shares outstanding, par value $0.001 per share	6,853	1,716	183	1,370	276

[5] Preferred Shares authorized	unlimited	unlimited	100 million	unlimited	300

[6] Par value per Common Share	$0.001	$0.001	$0.01	$0.001	$0.01

[7] Common Shares outstanding	31,826,816	5,562,128	1,127,903	6,696,262	1,016,385

[8] Common Shares authorized	unlimited	unlimited	200 million	unlimited	200 million

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2011

January 31, 2011 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)	BlackRock New York Municipal Income Trust (BNY)

Assets

Investments at value — unaffiliated[1]	$156,271,344	$26,888,072	$269,350,104
Investments at value — affiliated[2]	3,915,752	150,230	1,041,825
Cash	—	—	—
Investments sold receivable	—	93,681	234,203
Interest receivable	1,792,040	332,528	3,548,464
Income receivable — affiliated	226	26	—
Prepaid expenses	17,035	2,762	26,181
Other assets	13,376	4,193	21,966

Total assets	162,009,773	27,471,492	274,222,743

Accrued Liabilities

Bank overdraft	—	—	—
Investments purchased payable	142	147,901	1,105,485
Income dividends payable — Common Shares	601,751	95,955	1,056,233
Investment advisory fees payable	80,757	7,953	137,297
Interest expense and fees payable	1,546	232	8,239
Officer’s and Trustees’ fees payable	15,226	5,542	23,876
Other affiliates payable	840	—	1,422
Administration fees payable	—	2,308	—
Other accrued expenses payable	42,965	17,839	37,462

Total accrued liabilities	743,227	277,730	2,370,014

Other Liabilities

Trust certificates[3]	2,359,296	569,974	11,089,474

Total Liabilities	3,102,523	847,704	13,459,488

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	59,102,863	9,725,118	94,503,433

Net Assets Applicable to Common Shareholders	$99,804,387	$16,898,670	$166,259,822

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6,7,8]	$108,109,459	$17,770,228	$181,778,430
Undistributed net investment income	2,180,384	297,710	3,977,262
Accumulated net realized loss	(2,099,510)	(101,678)	(6,186,474)
Net unrealized appreciation/depreciation	(8,385,946)	(1,067,590)	(13,309,396)

Net Assets Applicable to Common Shareholders	$99,804,387	$16,898,670	$166,259,822

Net asset value per Common Share	$13.12	$12.86	$12.99

[1] Investments at cost — unaffiliated	$164,657,290	$27,955,662	$282,659,500

[2] Investments at cost — affiliated	$3,915,752	$150,230	$1,041,825

[3] Represents short-term floating rate certificates issued by TOBs

[4] Preferred Shares outstanding, par value $0.001 per share	2,364	389	3,780

[5] Preferred Shares authorized	unlimited	392	unlimited

[6] Par value per Common Share	$0.001	$0.01	$0.001

[7] Common Shares outstanding	7,607,470	1,314,446	12,802,819

[8] Common Shares authorized	unlimited	200 million	unlimited

SEMI-ANNUAL REPORT	JANUARY 31, 2011	41

Statements of Operations

Six Months Ended January 31, 2011 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

Investment Income

Interest	$18,629,276	$3,011,792	$582,515	$3,947,358	$483,669
Income — affiliated	3,691	190	297	1,998	392

Total income	18,632,967	3,011,982	582,812	3,949,356	484,061

Expenses

Investment advisory	2,249,420	324,750	39,779	468,604	34,507
Commissions for Preferred Shares	104,033	25,445	3,519	21,856	4,591
Professional	63,944	59,317	18,498	31,949	17,659
Printing	43,694	6,654	2,540	8,507	2,189
Officer and Trustees	26,292	3,765	955	5,510	1,033
Transfer agent	20,216	7,293	6,262	9,370	6,221
Accounting services	17,927	9,005	2,446	14,113	1,587
Custodian	16,850	3,539	3,050	5,352	2,520
Registration	6,011	3,695	247	4,673	228
Administration	—	—	11,365	—	9,859
Miscellaneous	44,058	14,666	16,415	21,029	17,103

Total expenses excluding interest expense and fees	2,592,445	458,129	105,076	590,963	97,497
Interest expense and fees[1]	640,260	15,465	19,332	127,481	691

Total expenses	3,232,705	473,594	124,408	718,444	98,188
Less fees waived by advisor	(194,306)	(3,287)	(47)	(441)	(1,211)

Total expenses after fees waived	3,038,399	470,307	124,361	718,003	96,977

Net investment income	15,594,568	2,541,675	458,451	3,231,353	387,084

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(4,140,926)	(33,558)	(194,756)	(1,049,702)	42,190
Financial futures contracts	(53,219)	—	—	—	—

	(4,194,145)	(33,558)	(194,756)	(1,049,702)	42,190

Net change in unrealized appreciation/depreciation on:
Investments	(49,128,064)	(5,313,904)	(1,351,676)	(9,754,373)	(1,163,722)
Financial futures contracts	40,714	—	—	—	—

	(49,087,350)	(5,313,904)	(1,351,676)	(9,754,373)	(1,163,722)

Total realized and unrealized loss	(53,281,495)	(5,347,462)	(1,546,432)	(10,804,075)	(1,121,532)

Dividends to Preferred Shareholders From

Net investment income	(361,908)	(90,611)	(9,651)	(72,219)	(14,550)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(38,048,835)	$(2,896,398)	$(1,097,632)	$(7,644,941)	$(748,998)

[1]	Related to TOBs.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Six Months Ended January 31, 2011 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)	BlackRock New York Municipal Income Trust (BNY)

Investment Income

Interest	$4,316,376	$732,839	$7,569,638
Income — affiliated	1,412	223	845

Total income	4,317,788	733,062	7,570,483

Expenses

Investment advisory	509,296	50,251	859,997
Commissions for Preferred Shares	32,470	7,569	63,195
Professional	45,732	19,612	52,588
Printing	10,269	2,626	19,146
Officer and Trustees	5,884	1,228	10,866
Transfer agent	8,640	5,987	12,429
Accounting services	14,466	1,526	23,062
Custodian	5,285	2,928	8,914
Registration	4,298	284	4,610
Administration	—	14,358	—
Miscellaneous	21,139	16,838	28,470

Total expenses excluding interest expense and fees	657,479	123,207	1,083,277
Interest expense and fees[1]	9,895	2,360	45,892

Total expenses	667,374	125,567	1,129,169
Less fees waived by advisor	(7,059)	(482)	(4,046)

Total expenses after fees waived	660,315	125,085	1,125,123

Net investment income	3,657,473	607,977	6,445,360

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(59,424)	(42,485)	(1,860,464)
Financial futures contracts	—	(7,766)	(71,839)

	(59,424)	(50,251)	(1,932,303)

Net change in unrealized appreciation/depreciation on:
Investments	(9,489,063)	(1,667,176)	(14,485,241)
Financial futures contracts	—	5,134	47,488

	(9,489,063)	(1,662,042)	(14,437,753)

Total realized and unrealized loss	(9,548,487)	(1,712,293)	(16,370,056)

Dividends to Preferred Shareholders From

Net investment income	(125,144)	(20,776)	(200,019)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(6,016,158)	$(1,125,092)	$(10,124,715)

SEMI-ANNUAL REPORT	JANUARY 31, 2011	43

Statements of Changes in Net Assets

	BlackRock California Municipal Income Trust (BFZ)		BlackRock Florida Municipal 2020 Term Trust (BFO)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$15,594,568	$22,567,795	$2,541,675	$5,308,173
Net realized loss	(4,194,145)	(6,857,759)	(33,558)	(3,583)
Net change in unrealized appreciation/depreciation	(49,087,350)	38,735,800	(5,313,904)	7,283,510
Dividends to Preferred Shareholders from investment income	(361,908)	(494,675)	(90,611)	(177,702)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(38,048,835)	53,951,161	(2,896,398)	12,410,398

Dividends to Common Shareholders From

Net investment income	(14,487,464)	(21,334,104)	(1,868,875)	(3,737,750)

Capital Share Transactions

Common Shares issued from reorganization	—	228,998,766	—	—
Reinvestment of common dividends	194,043	132,023	—	—

Net increase in net assets derived from capital share transactions	194,043	229,130,789	—	—

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(52,342,256)	261,747,846	(4,765,273)	8,672,648
Beginning of period	454,298,666	192,550,820	82,928,597	74,255,949

End of period	$401,956,410	$454,298,666	$78,163,324	$82,928,597

Undistributed net investment income	$5,534,366	$4,789,170	$3,752,034	$3,169,845

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Statements of Changes in Net Assets (continued)

	BlackRock Investment Quality Municipal Income Trust (RFA)		BlackRock Municipal Income Investment Trust (BBF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$458,451	$897,744	$3,231,353	$6,186,309
Net realized loss	(194,756)	(371,435)	(1,049,702)	(1,576,745)
Net change in unrealized appreciation/depreciation	(1,351,676)	1,707,371	(9,754,373)	9,562,974
Dividends to Preferred Shareholders from net investment income	(9,651)	(18,365)	(72,219)	(143,487)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,097,632)	2,215,315	(7,644,941)	14,029,051

Dividends to Common Shareholders From

Net investment income	(473,683)	(932,299)	(3,027,768)	(6,050,943)

Capital Share Transactions

Reinvestment of common dividends	3,228	6,619	55,394	44,565

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(1,568,087)	1,289,635	(10,617,315)	8,022,673
Beginning of period	13,854,901	12,565,266	93,072,882	85,050,209

End of period	$12,286,814	$13,854,901	$82,455,567	$93,072,882

Undistributed net investment income	$122,245	$147,128	$821,118	$689,752

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	45

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)		BlackRock New Jersey Municipal Income Trust (BNJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$387,084	$833,885	$3,657,473	$7,784,301
Net realized gain (loss)	42,190	(75,070)	(59,424)	114,395
Net change in unrealized appreciation/depreciation	(1,163,722)	1,310,034	(9,489,063)	11,576,851
Dividends to Preferred Shareholders from net investment income	(14,550)	(28,907)	(125,144)	(243,304)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(748,998)	2,039,942	(6,016,158)	19,232,243

Dividends to Common Shareholders From

Net investment income	(399,305)	(783,778)	(3,594,502)	(7,062,352)

Capital Share Transactions

Reinvestment of common dividends	13,040	33,509	158,457	390,663

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(1,135,263)	1,289,673	(9,452,203)	12,560,554
Beginning of period	12,764,104	11,474,431	109,256,590	96,696,036

End of period	$11,628,841	$12,764,104	$99,804,387	$109,256,590

Undistributed net investment income	$184,245	$211,016	$2,180,384	$2,242,557

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Statements of Changes in Net Assets (concluded)

	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)		BlackRock New York Municipal Income Trust (BNY)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010

Operations

Net investment income	$607,977	$1,243,056	$6,445,360	$13,233,625
Net realized gain (loss)	(50,251)	36,426	(1,932,303)	162,795
Net change in unrealized appreciation/depreciation	(1,662,042)	1,655,207	(14,437,753)	19,527,175
Dividends and distributions to Preferred Shareholders from:
Net investment income	(20,776)	(38,597)	(200,019)	(393,227)
Net realized gain	—	(2,688)	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,125,092)	2,893,404	(10,124,715)	32,530,368

Dividends and Distributions to Common Shareholders From

Net investment income	(575,441)	(1,096,393)	(6,332,305)	(12,596,574)
Net realized gain	—	(32,629)	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(575,441)	(1,129,022)	(6,332,305)	(12,596,574)

Capital Share Transactions

Reinvestment of common dividends and distributions	21,902	16,795	344,954	711,029

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	(1,678,631)	1,781,177	(16,112,066)	20,644,823
Beginning of period	18,577,301	16,796,124	182,371,888	161,727,065

End of period	$16,898,670	$18,577,301	$166,259,822	$182,371,888

Undistributed net investment income	$297,710	$285,950	$3,977,262	$4,064,226

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	47

Statements of Cash Flows

Six Months Ended January 31, 2011 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)

Cash Used for Operating Activities

Net decrease in net assets resulting from operations, excluding dividends to Preferred Shareholders	$(37,686,927)	$(1,087,981)	$(7,572,722)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(1,849,878)	(26,716)	(248,861)
Increase in other assets	(3,202)	(206)	(682)
Increase (decrease) in income receivable — affiliated	134	(7)	27
Decrease in cash pledged as collateral for financial futures contracts	27,000	—	—
Increase (decrease) in investment advisory fees payable	234	(436)	1,665
Increase in interest expense and fees payable	75,271	836	7,289
Increase (decrease) in other affiliates payable	1,133	—	(150)
Increase (decrease) in administration fees payable	—	(127)	—
Decrease in other accrued expenses payable	(131,913)	(19,966)	(19,174)
Decrease in margin variation payable	(13,656)	—	—
Increase in Officer’s and Trustees’ payable	4,492	413	994
Net realized and unrealized gain	53,272,192	1,546,226	10,804,757
Amortization of premium and discount on investments	655,576	13,737	96,294
Proceeds from sales of long-term investments	155,730,063	3,497,993	21,866,817
Purchases of long-term investments	(185,917,726)	(4,181,770)	(28,263,553)
Net purchases of short-term securities	14,062,822	195,271	2,016,470

Cash used for operating activities	(1,774,385)	(62,733)	(1,310,829)

Cash Provided by Financing Activities

Cash receipts from trust certificates	44,426,437	614,948	4,354,636
Cash payments for trust certificates	(27,995,579)	(72,040)	—
Cash dividends paid to Common Shareholders	(14,292,421)	(470,437)	(2,972,075)
Cash dividends paid to Preferred Shareholders	(364,111)	(9,584)	(71,732)
Increase in custodian bank payable	59	—	—

Cash provided by financing activities	1,774,385	62,887	1,310,829

Cash

Net increase in cash	—	154	—
Cash at beginning of period	—	—	—

Cash at end of period	—	$154	—

Cash Flow Information

Cash paid during the period for interest and fees	$564,989	$18,496	$120,192

Noncash Activities

Capital shares issued in reinvestment of dividends paid to Common Shareholders	$194,043	$3,228	$55,394

A Statement of Cash Flows is presented when a Trust has a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock California Municipal Income Trust (BFZ)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.28	$12.71	$13.98	$14.97	$15.74	$15.18	$14.77

Net investment income	0.49 [1]	1.00 [1]	1.03 [1]	0.82 [1]	1.08	1.11	1.12
Net realized and unrealized gain (loss)	(1.68)	1.50	(1.35)	(0.90)	(0.64)	0.62	0.36
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.02)	(0.12)	(0.22)	(0.30)	(0.26)	(0.16)

Net increase (decrease) from investment operations	(1.20)	2.48	(0.44)	(0.30)	0.14	1.47	1.32

Dividends to Common Shareholders from net investment income	(0.45)	(0.91)	(0.83)	(0.69)	(0.91)	(0.91)	(0.91)

Net asset value, end of period	$12.63	$14.28	$12.71	$13.98	$14.97	$15.74	$15.18

Market price, end of period	$12.44	$14.21	$12.40	$13.99	$15.82	$17.12	$14.92

Total Investment Return[2]

Based on net asset value	(8.55)%[3]	20.15%	(2.36)%	(2.09)%[3]	0.77%	9.93%	9.47%

Based on market price	(9.48)%[3]	22.55%	(4.81)%	(7.29)%[3]	(2.09)%	21.65%	16.42%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.44%[5]	1.36%	1.54%	1.25%[5]	1.21%	1.25%	1.25%

Total expenses after fees waived and before fees paid indirectly[4]	1.36%[5]	1.27%	1.35%	0.98%[5]	0.91%	0.87%	0.86%

Total expenses after fees waived and paid indirectly[4]	1.36%[5]	1.27%	1.35%	0.98%[5]	0.91%	0.87%	0.85%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees and reorganization expense[4,6]	1.07%[5]	1.04%	1.08%	0.91%[5]	0.91%	0.87%	0.85%

Net investment income[4]	6.97%[5]	6.94%	8.27%	7.39%[5]	7.09%	7.26%	7.35%

Dividends to Preferred Shareholders	0.16%[5]	0.15%	1.00%	1.95%[5]	1.98%	1.71%	1.04%

Net investment income to Common Shareholders	6.81%[5]	6.79%	7.27%	5.44%[5]	5.11%	5.55%	6.31%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$401,956	$454,299	$192,551	$211,671	$225,939	$236,573	$227,472

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$171,325	$171,325	$71,000	$100,900	$131,950	$131,950	$131,950

Portfolio turnover	22%	47%	58%	26%	26%	17%	28%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$83,655	$91,293	$92,801	$77,457	$67,816	$69,836	$68,107

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	49

Financial Highlights	BlackRock Florida Municipal 2020 Term Trust (BFO)

	Six Months Ended January 31, 2011 (Unaudited)			Period January 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended December 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.91	$13.35	$14.16	$14.72	$15.16	$14.90	$14.63

Net investment income	0.46 [1]	0.95 [1]	0.96 [1]	0.58 [1]	0.99	0.98	0.98
Net realized and unrealized gain (loss)	(0.96)	1.31	(1.00)	(0.62)	(0.45)	0.23	0.31
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.15)	(0.16)	(0.31)	(0.29)	(0.20)
Net realized gain	—	—	—	—	(0.02)	—	(0.01)

Net increase (decrease) from investment operations	(0.52)	2.23	(0.19)	(0.20)	0.21	0.92	1.08

Dividends and distributions to Common Shareholders from:
Net investment income	(0.34)	(0.67)	(0.62)	(0.36)	(0.61)	(0.66)	(0.75)
Net realized gain	—	—	—	—	(0.04)	—	(0.06)

Total dividends and distributions to Common Shareholders	(0.34)	(0.67)	(0.62)	(0.36)	(0.65)	(0.66)	(0.81)

Net asset value, end of period	$14.05	$14.91	$13.35	$14.16	$14.72	$15.16	$14.90

Market price, end of period	$13.67	$14.30	$12.31	$12.50	$12.93	$13.85	$13.35

Total Investment Return[2]

Based on net asset value	(3.53)%[3]	17.35%	(0.48)%	(1.12)%[3]	1.86%	6.73%	7.71%

Based on market price	(2.13)%[3]	22.05%	3.95%	(0.63)%[3]	(2.06)%	8.83%	(6.76)%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.15%[5]	1.14%	1.29%	1.22%[5]	1.16%	1.20%	1.26%

Total expenses after fees waived and before fees paid indirectly[4]	1.14%[5]	1.13%	1.26%	1.22%[5]	1.16%	1.20%	1.26%

Total expenses after fees waived and paid indirectly[4]	1.14%[5]	1.13%	1.26%	1.22%[5]	1.16%	1.18%	1.24%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.10%[5]	1.09%	1.13%	1.17%[5]	1.16%	1.18%	1.24%

Net investment income[4]	6.15%[5]	6.72%	7.39%	6.74%[5]	6.63%	6.54%	6.57%

Dividends to Preferred Shareholders	0.22%[5]	0.22%	1.13%	1.92%[5]	2.07%	1.96%	1.32%

Net investment income to Common Shareholders	5.93%[5]	6.50%	6.26%	4.82%[5]	4.56%	4.58%	5.25%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$78,163	$82,929	$74,256	$78,747	$81,896	$84,300	$82,875

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$42,900	$42,900	$42,900	$42,900	$48,900	$48,900	$48,900

Portfolio turnover	2%	6%	9%	6%	17%	—	—

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$70,550	$73,329	$68,275	$70,900	$66,872	$68,114	$67,379

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock Investment Quality Municipal Income Trust (RFA)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.29	$11.15	$12.31	$13.43	$14.24	$14.39	$15.02

Net investment income	0.41 [1]	0.80 [1]	0.84 [1]	0.62 [1]	0.83	0.82	0.84
Net realized and unrealized gain (loss)	(1.38)	1.19	(1.32)	(1.14)	(0.69)	0.40	(0.35)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.02)	(0.12)	(0.20)	(0.26)	(0.21)	(0.15)
Net realized gain	—	—	—	—	(0.04)	(0.05)	(0.01)

Net increase (decrease) from investment operations	(0.98)	1.97	(0.60)	(0.72)	(0.16)	0.96	0.33

Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.83)	(0.56)	(0.40)	(0.60)	(0.85)	(0.85)
Net realized gain	—	—	—	—	(0.05)	(0.26)	(0.11)

Total dividends and distributions to Common Shareholders	(0.42)	(0.83)	(0.56)	(0.40)	(0.65)	(1.11)	(0.96)

Net asset value, end of period	$10.89	$12.29	$11.15	$12.31	$13.43	$14.24	$14.39

Market price, end of period	$10.97	$12.60	$10.08	$10.93	$11.86	$16.00	$14.85

Total Investment Return[2]

Based on net asset value	(8.23)%[3]	18.09%	(3.68)%	(5.03)%[3]	(1.02)%	6.46%	2.19%

Based on market price	(9.83)%[3]	33.92%	(1.93)%	(4.51)%[3]	(22.21)%	15.91%	10.76%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.83%[5]	1.69%	1.72%	1.60%[5,6]	1.44%	1.43%	1.32%

Total expenses after fees waived and before fees paid indirectly[4]	1.83%[5]	1.69%	1.68%	1.58%[5,6]	1.43%	1.43%	1.32%

Total expenses after fees waived and paid indirectly[4]	1.83%[5]	1.69%	1.68%	1.58%[5,6]	1.39%	1.37%	1.29%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,7]	1.54%[5]	1.47%	1.56%	1.53%[5,6]	1.39%	1.37%	1.29%

Net investment income[4]	6.74%[5]	6.66%	7.79%	6.42%[5,6]	6.03%	5.80%	5.69%

Dividends to Preferred Shareholders	0.14%[5]	0.13%	1.10%	2.03%[5]	1.88%	1.49%	1.05%

Net investment income to Common Shareholders	6.60%[5]	6.53%	6.69%	4.39%[5,6]	4.15%	4.31%	4.64%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$12,287	$13,855	$12,565	$13,871	$15,134	$16,054	$16,214

Preferred Shares outstanding at $25,000 liquidation preference,end of period (000)	$4,575	$4,575	$4,575	$7,125	$8,500	$8,500	$8,500

Portfolio turnover	15%	44%	88%	29%	40%	57%	15%

Asset coverage per Preferred Share at $25,000 liquidation preference,end of period	$92,142	$100,711	$93,664	$73,687	$69,526	$72,229	$72,696

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.71%, 1.68%, 1.68%, 1.63%, 6.31% and 4.28%, respectively.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	51

Financial Highlights	BlackRock Municipal Income Investment Trust (BBF)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,				Year Ended October 31,

		2010	2009			2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.91	$12.71	$14.08	$15.05		$15.68	$15.48	$15.27

Net investment income	0.48 [1]	0.92 [1]	1.01 [1]	0.80	[1]	1.07	1.11	1.11
Net realized and unrealized gain (loss)	(1.62)	1.20	(1.36)	(0.89)		(0.49)	0.26	0.17
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.02)	(0.14)	(0.22)		(0.31)	(0.27)	(0.17)

Net increase (decrease) from investment operations	(1.15)	2.10	(0.49)	(0.31)		0.27	1.10	1.11

Dividends to Common Shareholders from net investment income	(0.45)	(0.90)	(0.88)	(0.66)		(0.90)	(0.90)	(0.90)

Net asset value, end of period	$12.31	$13.91	$12.71	$14.08		$15.05	$15.68	$15.48

Market price, end of period	$11.93	$13.90	$12.49	$13.68		$15.10	$16.30	$15.25

Total Investment Return[2]

Based on net asset value	(8.51)%[3]	17.04%	(2.57)%	(2.04)%[3]		1.78%	7.34%	7.63%

Based on market price	(11.27)%[3]	19.01%	(1.46)%	(5.14)%[3]		(1.76)%	13.26%	12.44%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.57%[5]	1.46%	1.47%	1.31	%5	1.28%	1.30%	1.30%

Total expenses after fees waived and before fees paid indirectly[4]	1.57%[5]	1.37%	1.27%	1.06%[5]		0.97%	0.93%	0.91%

Total expenses after fees waived and paid indirectly[4]	1.57%[5]	1.37%	1.27%	1.06%[5]		0.96%	0.92%	0.90%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.29%[5]	1.17%	1.16%	1.02%[5]		0.96%	0.92%	0.90%

Net investment income[4]	7.07%[5]	6.84%	8.13%	7.26%[5]		7.02%	7.12%	7.16%

Dividends to Preferred Shareholders	0.16%[5]	0.16%	1.11%	1.96%[5]		2.04%	1.75%	1.11%

Net investment income to Common Shareholders	6.91%[5]	6.68%	7.02%	5.30%[5]		4.98%	5.37%	6.05%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$82,456	$93,073	$85,050	$94,176		$100,564	$104,451	$102,944

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$34,250	$34,250	$34,250	$49,550		$57,550	$57,550	$57,550

Portfolio turnover	13%	46%	66%	13%		25%	20%	10%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$85,188	$92,938	$87,082	$72,521		$68,688	$70,391	$69,729

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.57	$11.33	$12.20	$13.57	$14.47	$14.48	$14.79

Net investment income	0.38 [1]	0.82 [1]	0.86 [1]	0.66 [1]	0.91	0.85	0.87
Net realized and unrealized gain (loss)	(1.11)	1.22	(0.96)	(1.26)	(0.70)	0.34	(0.21)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.03)	(0.13)	(0.16)	(0.23)	(0.20)	(0.15)
Net realized gain	—	—	—	—	(0.02)	(0.03)	—

Net increase (decrease) from investment operations	(0.74)	2.01	(0.23)	(0.76)	(0.04)	0.96	0.51

Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)	(0.77)	(0.64)	(0.61)	(0.82)	(0.84)	(0.82)
Net realized gain	—	—	—	—	(0.04)	(0.13)	—

Total dividends and distributions to Common Shareholders	(0.39)	(0.77)	(0.64)	(0.61)	(0.86)	(0.97)	(0.82)

Net asset value, end of period	$11.44	$12.57	$11.33	$12.20	$13.57	$14.47	$14.48

Market price, end of period	$11.60	$12.96	$11.68	$11.96	$14.96	$15.95	$14.70

Total Investment Return[2]

Based on net asset value	(6.05)%[3]	18.01%	(1.09)%	(6.10)%[3]	(1.03)%	6.14%	3.43%

Based on market price	(7.61)%[3]	18.02%	4.01%	(16.50)%[3]	(1.02)%	15.25%	3.53%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.55%[5]	1.59%	1.70%	1.88%[5,6]	1.48%	1.51%	1.37%

Total expenses after fees waived and before fees paid indirectly[4]	1.53%[5]	1.57%	1.67%	1.86%[5,6]	1.47%	1.51%	1.37%

Total expenses after fees waived and paid indirectly[4]	1.53%[5]	1.57%	1.67%	1.86%[5,6]	1.40%	1.41%	1.34%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,7]	1.52%[5]	1.56%	1.64%	1.84%[5,6]	1.40%	1.41%	1.34%

Net investment income[4]	6.13%[5]	6.75%	7.91%	6.97%[5,6]	6.49%	5.91%	5.89%

Dividends to Preferred Shareholders	0.23%[5]	0.23%	1.20%	1.89%[5]	1.67%	1.41%	1.00%

Net investment income to Common Shareholders	5.90%[5]	6.52%	6.71%	5.08%[5,6]	4.82%	4.50%	4.89%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$11,629	$12,764	$11,474	$12,351	$13,694	$14,576	$14,581

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$6,900	$6,900	$6,900	$7,075	$7,500	$7,500	$7,500

Portfolio turnover	20%	23%	32%	18%	31%	27%	19%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$67,135	$71,248	$66,576	$68,647	$70,649	$73,603	$73,612

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 2.00%, 1.98%, 1.98%, 1.96%, 6.85% and 4.96%, respectively.

[7]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	53

Financial Highlights	BlackRock New Jersey Municipal Income Trust (BNJ)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.38	$12.78	$14.15	$15.49	$16.35	$15.87	$15.38

Net investment income	0.48 [1]	1.02 [1]	1.05 [1]	0.89 [1]	1.14	1.17	1.17
Net realized and unrealized gain (loss)	(1.25)	1.54	(1.38)	(1.24)	(0.74)	0.52	0.42
Dividends and distributions to Preferred Shareholders from net investment income	(0.02)	(0.03)	(0.11)	(0.24)	(0.30)	(0.26)	(0.18)

Net increase (decrease) from investment operations	(0.79)	2.53	(0.44)	(0.59)	0.10	1.43	1.41

Dividends to Common Shareholders from net investment income	(0.47)	(0.93)	(0.93)	(0.75)	(0.96)	(0.95)	(0.92)

Net asset value, end of period	$13.12	$14.38	$12.78	$14.15	$15.49	$16.35	$15.87

Market price, end of period	$13.22	$14.82	$14.00	$15.09	$16.90	$18.40	$15.91

Total Investment Return[2]

Based on net asset value	(5.67)%[3]	20.22%	(2.62)%	(4.12)%[3]	0.17%	9.18%	9.60%

Based on market price	(7.77)%[3]	13.11%	0.04%	(6.28)%[3]	(2.89)%	22.56%	16.95%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.23%[5]	1.23%	1.38%	1.28%[5]	1.24%	1.27%	1.28%

Total expenses after fees waived and before fees paid indirectly[4]	1.22%[5]	1.13%	1.17%	1.03%[5]	0.94%	0.91%	0.90%

Total expenses after fees waived and paid indirectly[4]	1.22%[5]	1.13%	1.17%	1.03%[5]	0.93%	0.89%	0.89%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.20%[5]	1.12%	1.14%	1.02%[5]	0.93%	0.89%	0.89%

Net investment income[4]	6.76%[5]	7.42%	8.49%	7.92%[5]	7.18%	7.31%	7.37%

Dividends to Preferred Shareholders	0.23%[5]	0.23%	1.22%	1.94%[5]	1.86%	1.63%	1.12%

Net investment income to Common Shareholders	6.53%[5]	7.19%	7.27%	5.98%[5]	5.32%	5.68%	6.25%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$99,804	$109,257	$96,696	$106,596	$116,152	$121,987	$117,739

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$59,100	$59,100	$59,100	$60,475	$63,800	$63,800	$63,800

Portfolio turnover	12%	11%	29%	12%	23%	2%	6%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$67,220	$71,218	$65,905	$69,083	$70,528	$72,812	$71,142

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Financial Highlights	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.15	$12.81	$13.30	$14.40	$15.18	$15.03	$15.35

Net investment income	0.46 [1]	0.95 [1]	0.95 [1]	0.67 [1]	0.95	0.97	0.96
Net realized and unrealized gain (loss)	(1.29)	1.28	(0.61)	(0.89)	(0.61)	0.37	(0.26)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.10)	(0.15)	(0.25)	(0.21)	(0.14)
Net realized gain	—	(0.00)[2]	(0.00)[2]	(0.04)	(0.01)	(0.02)	—

Net increase (decrease) from investment operations	(0.85)	2.20	0.24	(0.41)	0.08	1.11	0.56

Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)	(0.84)	(0.72)	(0.60)	(0.85)	(0.88)	(0.88)
Net realized gain	—	(0.02)	(0.01)	(0.09)	(0.01)	(0.08)	—

Total dividends and distributions to Common Shareholders	(0.44)	(0.86)	(0.73)	(0.69)	(0.86)	(0.96)	(0.88)

Net asset value, end of period	$12.86	$14.15	$12.81	$13.30	$14.40	$15.18	$15.03

Market price, end of period	$12.90	$14.70	$12.61	$12.83	$15.39	$16.65	$14.75

Total Investment Return[3]

Based on net asset value	(6.23)%[4]	17.60%	2.71%	(2.98)%[4]	0.10%	7.32%	3.97%

Based on market price	(9.46)%[4]	24.11%	4.81%	(12.43)%[4]	(2.46)%	19.95%	8.01%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.37%[6]	1.31%	1.42%	1.48%[6,7]	1.29%	1.33%	1.24%

Total expenses after fees waived and before fees paid indirectly[5]	1.36%[6]	1.30%	1.41%	1.47%[6,7]	1.29%	1.33%	1.24%

Total expenses after fees waived and paid indirectly[5]	1.36%[6]	1.30%	1.41%	1.47%[6,7]	1.24%	1.25%	1.20%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,8]	1.33%[6]	1.30%	1.41%	1.47%[6,7]	1.24%	1.25%	1.20%

Net investment income[5]	6.61%[6]	6.92%	7.72%	6.53%[6,7]	6.42%	6.48%	6.30%

Dividends to Preferred Shareholders	0.23%[6]	0.21%	1.14%	1.47%[6]	1.72%	1.42%	0.91%

Net investment income to Common Shareholders	6.38%[6]	6.71%	6.58%	5.06%[6,7]	4.70%	5.06%	5.39%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$16,899	$18,577	$16,796	$17,448	$18,848	$19,839	$19,643

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$9,725	$9,725	$9,725	$9,800	$9,800	$9,800	$9,800

Portfolio turnover	7%	35%	24%	8%	37%	24%	10%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$68,442	$72,758	$68,180	$69,521	$73,090	$75,614	$75,111

[1]	Based on average Common Shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.56%, 1.55%, 1.55%, 1.55%, 6.46% and 4.99%, respectively.

[8]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	55

Financial Highlights	BlackRock New York Municipal Income Trust (BNY)

	Six Months Ended January 31, 2011 (Unaudited)			Period November 1, 2007 to July 31, 2008
		Year Ended July 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.27	$12.71	$13.88	$15.11	$15.88	$15.44	$15.28

Net investment income	0.50 [1]	1.04 [1]	1.06 [1]	0.86 [1]	1.11	1.13	1.14
Net realized and unrealized gain (loss)	(1.26)	1.54	(1.22)	(1.17)	(0.70)	0.47	0.09
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.03)	(0.10)	(0.21)	(0.28)	(0.26)	(0.17)

Net increase (decrease) from investment operations	(0.78)	2.55	(0.26)	(0.52)	0.13	1.34	1.06

Dividends to Common Shareholders from net investment income	(0.50)	(0.99)	(0.91)	(0.71)	(0.90)	(0.90)	(0.90)

Net asset value, end of period	$12.99	$14.27	$12.71	$13.88	$15.11	$15.88	$15.44

Market price, end of period	$13.82	$15.11	$13.95	$15.26	$15.55	$17.35	$15.19

Total Investment Return[2]

Based on net asset value	(5.72)%[3]	20.35%	(1.28)%	(3.71)%[3]	0.64%	8.91%	7.38%

Based on market price	(5.27)%[3]	16.11%	(1.44)%	2.87%[3]	(5.20)%	20.95%	15.38%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.25%[5]	1.25%	1.43%	1.25%[5]	1.22%	1.25%	1.26%

Total expenses after fees waived and before fees paid indirectly[4]	1.25%[5]	1.16%	1.25%	1.00%[5]	0.92%	0.88%	0.87%

Total expenses after fees waived and paid indirectly[4]	1.25%[5]	1.16%	1.25%	1.00%[5]	0.92%	0.87%	0.86%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.20%[5]	1.11%	1.13%	0.97%[5]	0.92%	0.87%	0.86%

Net investment income[4]	7.16%[5]	7.50%	8.67%	7.79%[5]	7.23%	7.30%	7.35%

Dividends to Preferred Shareholders	0.22%[5]	0.22%	1.17%	1.91%[5]	1.84%	1.69%	1.08%

Net investment income to Common Shareholders	6.94%[5]	7.28%	7.50%	5.88%[5]	5.39%	5.61%	6.27%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$166,260	$182,372	$161,727	$175,927	$190,962	$199,717	$193,457

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$94,500	$94,500	$94,500	$95,850	$109,750	$109,750	$109,750

Portfolio turnover	9%	16%	18%	5%	23%	27%	24%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$68,985	$73,248	$67,787	$70,892	$68,509	$70,502	$69,073

[1]	Based on average Common Shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock New Jersey Investment Quality Municipal Trust Inc. (“RNJ”) and BlackRock New York Investment Quality Municipal Trust Inc. (“RNY”) are organized as Maryland corporations. BlackRock Investment Quality Municipal Income Trust (“RFA”) is organized as a Massachusetts business trust. RNJ, RNY and RFA are herein referred to as the “Investment Quality Trusts.” BlackRock California Municipal Income Trust (“BFZ”), BlackRock Municipal Income Investment Trust (“BBF”), BlackRock New Jersey Municipal Income Trust (“BNJ”), BlackRock New York Municipal Income Trust (“BNY”) (collectively, the “Income Trusts”) and BlackRock Florida Municipal 2020 Term Trust (“BFO”) are organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and BFO are referred to herein collectively as the “Trusts.” The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trusts determine, and make available for publication the net asset value of their Common Shares on a daily basis.

Reorganization: The Board and shareholders of BFZ and the Board and shareholders of each of BlackRock California Insured Municipal Income Trust (“BCK”), BlackRock California Municipal Bond Trust (“BZA”) and BlackRock California Municipal Income Trust II (“BCL”) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganizations of BCK, BZA and BCL into BFZ, pursuant to which BFZ acquired substantially all of the assets and substantially all of the liabilities of BCK, BZA and BCL in exchange for an equal aggregate value of newly-issued Common Shares and Preferred Shares of BFZ.

Each Common Shareholder of a Target Fund received Common Shares of BFZ in an amount equal to the aggregate net asset value of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on January 29, 2010, less the costs of the Target Fund’s reorganization (although cash was distributed for any fractional Common Shares).

Each Preferred Shareholder of a Target Fund received Preferred Shares of BFZ in an amount equal to the aggregate liquidation preference of the Target Fund Preferred Shares held by such Preferred Shareholder prior to the Target Fund’s reorganization.

The reorganizations were accomplished by a tax-free exchange of Common Shares and Preferred Shares of BFZ in the following amounts and at the following conversion ratios:

Common Shares

	Shares Prior to Reorganization	Conversion Ratio	Shares of BFZ

BCK	5,278,087	0.97545266	5,148,524
BZA	3,409,668	1.04504339	3,563,251
BCL	7,999,789	0.99301332	7,943,897

Preferred Shares

	Series F-7	Series R-7	Series T-7

BCK	1,253	—	—
BZA	898	—	—
BCL	—	931	931

Each Target Fund’s net assets and composition of net assets on January 29, 2010, the date of the merger, were as follows:

	Net Assets Applicable to Common Shareholders	Preferred Shares at Liquidation Preference	Paid in Capital

BCK	$70,787,151	$31,325,000	$4,722,726
BZA	$48,990,979	$22,450,000	$48,275,547
BCL	$109,220,636	$46,550,000	$113,337,925

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Net Unrealized Appreciation/ Depreciation

BCK	$13,660	$(2,517,189)	$(1,432,046)
BZA	$8,847	$(560,343)	$1,266,928
BCL	$67,073	$(7,251,617)	$3,067,255

For financial reporting purposes, assets received and shares issued by BFZ were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of BFZ’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of BFZ immediately after the acquisition amounted to $437,406,830. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of Investments	Cost of Investments

BCK	$108,191,823	$109,623,869
BZA	$76,672,439	$75,405,511
BCL	$175,462,460	$172,395,205

SEMI-ANNUAL REPORT	JANUARY 31, 2011	57

Notes to Financial Statements (continued)

The purpose of these transactions was to combine four funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on February 1, 2010.

In connection with the reorganizations, BFZ’s investment advisory fee was reduced by 2 basis points, from 0.60% of BFZ’s average weekly net assets to 0.58% of BFZ’s average weekly net assets as defined in Note 3. In addition to this reduction, BFZ’s contractual investment advisory fee waiver, as a percentage of average weekly net assets, was extended for an additional two years as follows: (i) 0.05% through December 31, 2010, (ii) 0.03% through December 31, 2011 and (iii) 0.01% through December 31, 2012.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of BFZ, the pro forma results of operations for the year ended July 31, 2010, are as follows:

•	Net investment income: $30,885,392

•	Net realized and change in unrealized gain on investments: $41,142,437

•	Dividends to Preferred Shareholders from net investment income: $(711,091)

•	Net increase in net assets applicable to Common Shareholders resulting from operations: $71,316,738

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BFZ that have been included in BFZ’s Statement of Operations since January 29, 2010.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Boards of Directors and the Boards of Trustees of the Trusts (referred to throughout this report as the “Board of Trustees” or the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counter-party, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of a Trust (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be terminated without the consent of a Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended January 31, 2011, no TOBs that the Trusts participated in were terminated without the consent of the Trusts.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (continued)

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

BFZ	$264,827,303	$144,495,478	0.27% – 0.38%
BFO	$7,865,305	$4,136,402	0.34% – 0.44%
RFA	$8,071,816	$4,556,817	0.29% – 0.44%
BBF	$54,446,445	$30,617,038	0.29% – 0.36%
RNJ	$228,719	$159,917	0.35%
BNJ	$3,892,090	$2,359,296	0.33% – 0.35%
RNY	$1,079,990	$569,974	0.29% – 0.56%
BNY	$20,968,414	$11,089,474	0.22% – 0.56%

For the six months ended January 31, 2011, the Trusts’ average trust certificates outstanding and the daily weighted average interest rates, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

BFZ	$155,867,704	0.82%
BFO	$4,214,080	0.73%
RFA	$4,535,158	0.81%
BBF	$30,354,261	0.84%
RNJ	$159,917	0.86%
BNJ	$2,359,296	0.84%
RNY	$569,974	0.83%
BNY	$11,855,125	0.77%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset values per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on Investment Quality Trusts’ and Income Trusts’ US federal tax returns remains open for each of the two years ended July 31, 2010 and 2009, and the period ended July 31, 2008 and the year ended October 31, 2007. The statutes of limitations on BFO’s US federal tax returns remain open for the two years ended July 31, 2010 and 2009, the period ended July 31, 2008 and the year ended December 31, 2007. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	59

Notes to Financial Statements (continued)

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations.The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trust and counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Trusts as unrealized gains or losses. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The Effect of Derivative Instruments in the Statements of Operations Six Months Ended January 31, 2011

	Net Realized Loss From

	BFZ	RNY	BNY

Interest rate contracts:
Financial futures contracts	$(53,219)	$(7,766)	$(71,839)

	Net Change in Unrealized Appreciation/Depreciation on

	BFZ	RNY	BNY

Interest rate contracts:
Financial futures contracts	$40,714	$5,134	$47,488

For the six months ended January 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BFZ	RNY	BNY

Financial futures contracts:
Average number of contracts sold	10	2	19
Average notional value of contracts sold	$1,182,434	$248,934	$2,302,637

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Trusts for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee at the following annual rates of each Trust’s average weekly net assets as follows:

BFZ	0.58%
BFO	0.50%
RFA	0.35%
BBF	0.60%
RNJ	0.35%
BNJ	0.60%
RNY	0.35%
BNY	0.60%

Average weekly net assets is the average weekly value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager contractually agreed to waive a portion of the investment advisory fee on BFZ at an annual rate of 0.05% of average daily net assets through December 31, 2010, 0.03% through December 31, 2011 and 0.01% through December 31, 2012. For the six months ended January 31, 2011, the Manager waived $191,323, which is included in fees waived by advisor in the Statements of Operations.

60	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Trust’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2011, the amounts waived were as follows:

BFZ	$2,983
BFO	$3,287
RFA	$47
BBF	$441
RNJ	$1,211
BNJ	$7,059
RNY	$482
BNY	$4,046

Each Investment Quality Trust has an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate of 0.10% of each respective Trust’s average weekly net assets for the Investment Quality Trusts.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

For the period August 1, 2010 through December 31, 2010, certain Trusts reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BFZ	$6,275
BFO	$434
BBF	$669
BNJ	$643
BNY	$1,159

Effective January 1, 2011, the Trusts no longer reimburse the Manager for accounting services.

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

BFZ	$187,345,789	$168,077,222
BFO	$3,478,841	$1,961,058
RFA	$3,488,350	$3,290,598
BBF	$22,699,925	$20,367,522
RNJ	$3,742,853	$3,692,816
BNJ	$20,593,514	$19,643,481
RNY	$2,282,298	$1,901,893
BNY	$24,331,414	$24,705,852

5. Capital Loss Carryforwards:

As of July 31, 2010, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires	BFZ	BFO	RFA	BBF	RNJ	BNJ	BNY

2011	$3,224,992	—	—	—	—	—	—
2012	2,050,253	—	—	$518,297	—	$3,833	$151,220
2014	1,681,553	—	—	—	—	—	—
2015	465,742	—	$137,267	426,674	—	592,744	—
2016	186,028	—	389,530	866,417	$223,484	15,502	505,354
2017	3,782,460	$521,006	299,461	—	—	—	2,599,716
2018	12,894,582	—	1,266,317	6,858,066	345,722	1,390,524	1,480,575

Total	$24,285,610	$521,006	$2,092,575	$8,669,454	$569,206	$2,002,603	$4,736,865

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Trusts after July 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	61

Notes to Financial Statements (continued)

6. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage coun-terparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

As of January 31, 2011, BFZ invested a significant portion of its assets in securities in the County/City/Special District/School District and Utilities sectors. BFO and RNY invested a significant portion of their assets in securities in the County/City/Special District/School District sector. RFA invested a significant portion of its assets in securities in the Utilities sector. BBF invested a significant portion of its assets in securities in the Health, County/City/Special District/School District and Utilities sectors. RNJ and BNJ invested a significant portion of their assets in securities in the State sector. Changes in economic conditions affecting the Utilities, County/City/Special District/School District, Health and State sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Each Investment Quality Trust is authorized to issue 200 million shares, including Preferred Shares, par value $0.01 per share, all of which were initially classified as Common Shares.There are an unlimited number of $0.001 par value Common Shares authorized for the Income Trusts and BFO. Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.At January 31, 2010, Common Shares of BFO owned by affiliates of the Manager was 8,028 shares.

Common Shares

For the six months ended January 31, 2011 and the year ended July 31, 2010, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2011	Year Ended July 31, 2010

BFZ	13,214	10,114
RFA	259	551
BBF	3,966	3,240
RNJ	1,019	2,699
BNJ	10,834	28,026
RNY	1,548	1,225
BNY	24,133	50,502

Shares issued and outstanding remained constant for BFO for the six months ended January 31, 2011 and the year ended July 31, 2010.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Articles of Amendment/Statement of Preferences (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Trust may effect repurchases of its Preferred Shares at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem its Preferred Shares from time to time as provided in the applicable Governing Instrument. Each Trust intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of

62	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Notes to Financial Statements (concluded)

the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effective yields and reset frequency as of January 31, 2011:

	Series	Preferred Shares	Effective Yield	Reset Frequency Days

BFZ	F7	2,151	0.44%	7
	R7	2,351	0.44%	7
	T7	2,351	0.44%	7
BFO	F7	1,716	0.44%	7
RFA	R7	183	0.44%	7
BBF	T7	1,370	0.44%	7
RNJ	T7	276	0.44%	7
BNJ	R7	2,364	0.44%	7
RNY	F7	389	0.44%	7
BNY	F7	1,890	0.44%	7
	W7	1,890	0.44%	7

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 100% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended January 31, 2011 were as follows:

	Series	Low	High	Average

BFZ	F7	0.37%	0.50%	0.42%
	R7	0.37%	0.50%	0.42%
	T7	0.37%	0.50%	0.42%
BFO	F7	0.37%	0.50%	0.42%
RFA	R7	0.37%	0.50%	0.42%
BBF	T7	0.37%	0.50%	0.42%
RNJ	T7	0.37%	0.50%	0.42%
BNJ	R7	0.37%	0.50%	0.42%
RNY	F7	0.37%	0.50%	0.42%
BNY	F7	0.37%	0.50%	0.42%
	W7	0.37%	0.50%	0.42%

Since February 13, 2008, the Preferred Shares of the Trusts failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.37% to 0.50% for the six months ended January 31, 2011. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s auction rate Preferred Shares than buyers. A successful auction for the Trusts’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Trusts pay commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

Preferred Shares issued and outstanding remained constant for the six months ended January 31, 2011 and the year ended July 31, 2010 for all Trusts, except BFZ.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on March 1, 2011 to Common Shareholders of record on February 15, 2011:

Common Dividend Per Share

BFZ	$0.075700
BFO	$0.056000
RFA	$0.070000
BBF	$0.075375
RNJ	$0.065500
BNJ	$0.079100
RNY	$0.073000
BNY	$0.082500

The dividends declared on Preferred Shares for the period February 1, 2010 to February 28, 2011 were as follows:

	Series	Dividends Declared

BFZ	F7	$17,183
	R7	$18,582
	T7	$18,724
BFO	F7	$13,708
RFA	R7	$1,446
BBF	T7	$10,911
RNJ	T7	$3,108
BNJ	R7	$18,685
RNY	F7	$2,532
BNY	F7	$15,098
	W7	$14,976

SEMI-ANNUAL REPORT	JANUARY 31, 2011	63

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee
Richard S. Davis, Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Anne Ackerley, Trust President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Trusts
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Common Shares:
Computershare Trust Company, N.A.
Providence, RI 02940

Auction Agent
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

Effective February 11, 2011, John M. Perlowski became President and Chief Executive Officer of the Trusts.

Effective November 10, 2010, Ira Shapiro became Secretary of the Trusts.

64	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect trustee nominees for each Trust. There were no broker non-votes with regard to any of the Trusts.

Approved the Class III Trustees as follows:

	Richard E. Cavanagh			Kathleen F. Feldstein			Henry Gabbay

	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain

BFZ	26,939,717	589,578	0	26,769,161	760,134	0	26,931,877	597,418	0
BFO	4,883,643	522,940	0	4,895,643	510,940	0	4,900,771	505,812	0
RFA	1,014,148	57,829	0	1,021,891	50,086	0	1,008,996	62,981	0
BBF	6,185,494	96,736	0	6,184,494	97,736	0	6,185,494	96,736	0
RNJ	869,890	80,979	0	868,094	82,775	0	869,890	80,979	0
BNJ	6,567,379	250,169	0	6,563,918	253,630	0	6,567,379	250,169	0
RNY	1,220,013	17,002	0	1,220,013	17,002	0	1,217,601	19,414	0
BNY	11,331,256	324,040	0	11,340,331	314,965	0	11,364,649	290,647	0

	Jerrold B. Harris

	Votes For	Votes Withheld	Abstain

BFZ	26,913,062	616,233	0
BFO	4,900,771	505,812	0
RFA	1,014,148	57,829	0
BBF	6,192,121	90,109	0
RNJ	869,890	80,979	0
BNJ	6,567,379	250,169	0
RNY	1,220,013	17,002	0
BNY	11,332,586	322,710	0

For the Trusts listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Richard S. Davis, Frank J. Fabozzi, James T. Flynn, R. Glenn Hubbard, W. Carl Kester and Karen P. Robards.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	65

Additional Information (continued)

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

On July 29, 2010, BlackRock Advisors, LLC, the Trusts’ investment advisor (the “Manager”), announced that a shareholder derivative complaint was filed on July 27, 2010 in the Supreme Court of the State of New York, New York County with respect to BFZ and BNJ, which had previously received a demand letter from a law firm on behalf of each trust’s common shareholders. The complaint was filed against the Manager, BlackRock, Inc., BFZ, BNJ and certain of the directors, officers and portfolio managers (collectively, the “BlackRock Parties”) in connection with the redemption of auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securities (collectively, “AMPS”). The complaint alleges, among other things, that the BlackRock Parties breached their fiduciary duties to the common shareholders of BFZ and BNJ (the “Shareholders”) by redeeming AMPS at their liquidation preference and alleges that such redemptions caused losses to the Shareholders. The plaintiffs are seeking monetary damages for the alleged losses suffered and to enjoin BFZ and BNJ from future redemptions of AMPS at their liquidation preference. The BlackRock Parties believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

On March 29, 2011, the Manager announced that BBF received a demand letter from a law firm on behalf of BBF’s common shareholders. The demand letter alleges that the Manager and BBF’s officers and Board of Trustees (the “Board”) breached their fiduciary duties by redeeming at par certain of BBF’s Preferred Shares, and demanded that the Board take action to remedy those alleged breaches. The Independent Directors are reviewing the matter with independent counsel.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates:

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts.

66	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2011	67

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF-BK8-01/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies –
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes to any of the portfolio managers identified in the most recent annual report on Form N-CSR

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – On October 25, 2010, the Board of Trustees of the Fund amended and restated in its entirety the bylaws of the Fund (the "Amended and Restated Bylaws"). The Amended and Restated Bylaws were deemed effective as of October 28, 2010 and set forth, among other things, the processes and procedures that shareholders of the Fund must follow, and specifies additional information that shareholders of the Fund must provide, when proposing trustee nominations at any annual meeting or special meeting in lieu of an annual meeting or other business to be considered at an annual meeting or special meeting.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: April 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: April 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: April 4, 2011